UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	FFI Government Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Mortgage-Backed Securities, 0.14%, 5/03/10 (a)	$126,780	$126,735,134
Fannie Mae Discount Notes (a):
0.12%, 4/05/10	85,000	84,982,150
0.15%, 5/10/10	75,000	74,969,375
0.16%, 5/10/10	125,000	124,945,556
0.17%, 5/24/10	50,000	49,973,556
0.19%, 6/02/10	100,000	99,936,139
0.20%, 6/02/10	50,000	49,966,389
Federal Farm Credit Bank Variable Rate Notes (b):
0.57%, 4/27/11	40,000	40,000,000
0.37%, 5/05/11	78,500	78,490,482
0.16%, 12/16/11	40,000	39,992,515
Federal Home Loan Bank Bonds (b):
1.10%, 3/16/10	71,250	71,240,599
0.90%, 4/07/10	140,000	139,984,916
0.82%, 4/28/10	84,000	83,996,042
Federal Home Loan Bank Discount Notes (b):
0.10%, 2/05/10	35,000	34,999,631
0.10%, 2/10/10	56,712	56,710,582
0.21%, 3/17/10	81,700	81,679,030
Federal Home Loan Bank Variable Rate Notes (a):
0.65%, 2/05/10	300,000	300,000,000
0.68%, 2/05/10	250,000	250,000,000
0.77%, 2/26/10	272,500	272,500,000
0.20%, 10/08/10	200,000	199,958,924
0.62%, 11/08/10	70,000	69,994,591
0.16%, 11/26/10	51,670	51,670,000
0.14%, 7/20/11	40,000	39,982,133
0.14%, 7/28/11	95,000	94,949,764
Freddie Mac Discount Notes (a):
0.34%, 2/02/10	75,000	74,999,292
0.10%, 3/24/10	74,000	73,989,517
0.10%, 3/25/10	37,000	36,994,656
0.20%, 4/19/10	35,000	34,985,402
0.19%, 4/21/10	25,000	24,989,576
0.22%, 4/26/10	140,000	139,928,133
Freddie Mac Variable Rate Notes (b):
0.15%, 7/14/10	260,000	259,959,463
0.24%, 8/24/10	67,555	67,556,624
0.24%, 9/03/10	50,570	50,564,059
0.22%, 9/24/10	90,000	90,001,603
0.23%, 12/30/10	165,000	165,088,641
0.30%, 2/14/11	190,000	189,978,902
0.31%, 4/01/11	50,000	50,055,727
0.11%, 11/09/11	100,000	99,802,782

Total U.S. Government Sponsored Agency Obligations — 47.7%		3,876,551,885

U.S. Treasury Obligations

U.S. Treasury Bills (a):
0.19%, 4/01/10	75,000	74,976,646
0.50%, 4/01/10	180,000	179,852,500
0.54%, 6/10/10	177,485	177,141,566
0.45%, 6/17/10	80,000	79,865,511
0.39%, 7/15/10	150,000	149,736,917
0.46%, 8/26/10	6,857	6,838,951

Total U.S. Treasury Obligations — 8.3%		668,412,091

Repurchase Agreements	Par (000)	Value

Bank of America Securities LLC, 0.12%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $100,001,000 collateralized by Fannie Mae, 5.50% due 6/01/38, par and fair value of $133,888,441, $103,000,000, respectively)	$100,000	$100,000,000
Barclays Capital, Inc., 0.10%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $149,866,249 collateralized by US Treasury Obligation, 3.00% due 7/15/12, par and fair value of $117,260,600, $152,862,328, respectively)	149,865	149,865,000
Barclays Capital, Inc., 0.15%, 2/01/10 (Purchased on 11/02/09 to be repurchased at $300,113,750 collateralized by various US Government Sponsored Agency Obligations, 0.88% - 6.00% due 10/15/33 - 11/20/39, par and fair value of $454,497,374, $321,000,002, respectively)	300,000	300,000,000
Citigroup Global Markets, Inc., 0.12%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $150,001,500 collateralized by Fannie Mae, 5.25% - 6.00% due 3/25/37 - 7/25/39, par and fair value of $255,583,195, $160,500,000, respectively)	150,000	150,000,000
Credit Suisse Securities (USA) LLC, 0.11%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $100,000,917 collateralized by Fannie Mae, 0.00% due 4/26/10 - 9/02/10, par and fair value of $102,055,000, $102,003,172, respectively)	100,000	100,000,000
Credit Suisse Securities (USA) LLC, 0.13%, 2/04/10 (Purchased on 1/28/10 to be repurchased at $800,020,222 collateralized by Fannie Mae, 0.00% due 10/01/16 - 12/01/39, par and fair value of $1,864,519,569, $824,001,377, respectively)	800,000	800,000,000
Deutsche Bank Securities, Inc., 0.12%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $300,002,750 collateralized by various US government sponsored agency obligations, 0.89% - 7.50% due 9/01/12 - 12/20/58, par and fair value of $524,874,069, $308,985,161, respectively)	300,000	300,000,000
Goldman Sachs & Co., 0.12%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $150,001,500 collateralized by Fannie Mae, 0.00% due 9/01/39, par and fair value of $201,134,080, $154,500,001, respectively)	150,000	150,000,000

1	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments (continued)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements (continued)	Par (000)	Value

Goldman Sachs & Co., 0.15%, 4/15/10 (Purchased on 1/22/10 to be repurchased at $100,034,583 collateralized by Fannie Mae, 0.00% due 6/01/39 - 9/01/39, par and fair value of $136,542,890, $103,000,000, respectively)	$100,000	$100,000,000
HSBC Securities (USA), Inc., 0.10%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $100,000,833 collateralized by various US Government Sponsored Agency Obligations, 0.00% due 8/15/20 - 2/15/27, par and fair value of $170,794,005, $102,000,186, respectively)	100,000	100,000,000
JPMorgan Securities, Inc., 0.10%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $80,007,111 collateralized by US Treasury Obligations, 0.875% - 2.375% due 3/31/11 - 9/30/14, par and fair value of $80,911,000, $81,600,517, respectively)	80,000	80,000,000
Morgan Stanley & Co., Inc., 0.07%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $58,608,342 collateralized by various US Government Sponsored Agency and US Treasury Obligations, 1.00% - 6.875% due 7/31/11 - 10/01/39, par and fair value of $71,841,606, $60,149,765, respectively)	58,608	58,608,000
Morgan Stanley & Co., Inc., 0.10%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $143,504,196 collateralized by various US Government Sponsored Agency and US Treasury Obligations, 1.00% - 6.875% due 7/31/11 - 10/01/39, par and fair value of $175,905,780, $147,278,046, respectively)	143,503	143,503,000
Morgan Stanley & Co., Inc., 0.11%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $175,001,604 collateralized by various US Government Sponsored Agency and US Treasury Obligations, 1.00% - 6.875% due 7/31/11 - 10/01/39, par and fair value of $214,514,759, $179,603,619, respectively)	175,000	175,000,000
Morgan Stanley & Co., Inc., 0.12%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $100,001,000 collateralized by various US Government Sponsored Agency and US Treasury Obligations, 1.00% - 6.875% due 7/31/11 - 10/01/39, par and fair value of $122,579,862, $102,630,639, respectively)	100,000	100,000,000
RBS Securities, Inc., 0.11%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $100,000,917 collateralized by US Treasury Obligation, 1.75% due 3/31/14, par and fair value of $102,520,000, $102,003,025, respectively)	100,000	100,000,000

Repurchase Agreements (concluded)	Par (000)	Value

RBS Securities, Inc., 0.12%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $400,004,000 collateralized by US Treasury Obligations, 1.375% - 1.75% due 1/15/13 - 3/31/14, par and fair value of $409,693,500, $408,004,479, respectively)	$400,000	$400,000,000
RBS Securities, Inc., 0.15%, 4/15/10 (Purchased on 1/21/10 to be repurchased at $175,061,250 collateralized by Fannie Mae, 0.00% due 2/01/17 - 1/01/40, par and fair value of $175,000,000, $180,252,150, respectively)	175,000	175,000,000
UBS Securities LLC, 0.12%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $50,000,500 collateralized by Fannie Mae, 5.00% - 5.50% due 8/01/37 - 4/01/39, par and fair value of $56,300,000, $51,503,248, respectively)	50,000	50,000,000
UBS Securities LLC, 0.14%, 2/10/10 (Purchased on 11/24/09 to be repurchased at $175,053,083 collateralized by various US Government Sponsored Agency Obligations, 4.00% - 6.50% due 12/01/11 - 12/01/39, par and fair value of $291,504,719, $180,428,738, respectively)	175,000	175,000,000

Total Repurchase Agreements — 45.6%		3,706,976,000

Total Investments
(Cost — $8,251,939,976*) — 101.6%		8,251,939,976
Liabilities in Excess of Other Assets — (1.6)%		(126,044,119)

Net Assets — 100.0%		$8,125,895,857

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010	2

Schedule of Investments (concluded)	FFI Government Fund
(Percentages shown are based on Net Assets)

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$8,251,939,976
Level 3	—

Total	$8,251,939,976

[1]	See above Schedule of Investments for values in each security type.

3	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	FFI Institutional Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Institutional Portfolio	$10,937,611	$10,937,611,239

Total Investments (Cost — $10,937,611,239) — 100.0%		10,937,611,239
Liabilities in Excess of Other Assets — (0.0)%		(2,778,050)

Net Assets — 100.0%		$10,934,833,189

FFI Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Master”), which has the same investment objective and strategies as the Fund. As of January 31, 2010, the value of the investment and the percentage owned by the Fund of the Master was $10,937,611,239 and 71.3%, respectively.

The Fund records its investment in the Master at fair value. The Fund’s investment in the Master is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2010, the Fund’s investment in the Master was classified as Level 2.

1	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	FFI Institutional Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Institutional Tax-Exempt Portfolio	$13,352,813	$13,352,812,865

Total Investments (Cost — $13,352,812,865) — 100.0%		13,352,812,865
Liabilities in Excess of Other Assets — (0.0)%		(3,609,750)

Net Assets — 100.0%		$13,349,203,115

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Master”), which has the same investment objective and strategies as the Fund. As of January 31, 2010, the value of the investment and the percentage owned by the Fund of the Master was $13,352,812,865 and 100.0%, respectively.

The Fund records its investment in the Master at fair value. The Fund’s investment in the Master is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2010, the Fund’s investment in the Master was classified as Level 2.

1	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	FFI Premier Institutional Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Premier Institutional Portfolio	$14,959,268	$14,959,268,048

Total Investments (Cost — $14,959,268,048) — 100.0%		14,959,268,048
Liabilities in Excess of Other Assets — (0.0)%		(4,084,117)

Net Assets — 100.0%		$14,955,183,931

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Institutional Portfolio (the “Master”), which has the same investment objective and strategies as the Fund. As of January 31, 2010, the value of the investment and the percentage owned by the Fund of the Master was $14,959,268,048 and 100.0%, respectively.

The Fund records its investment in the Master at fair value. The Fund’s investment in the Master is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2010, the Fund’s investment in the Master was classified as Level 2.

1	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	FFI Select Institutional Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Institutional Portfolio	$4,401,747	$4,401,747,498

Total Investments (Cost — $4,401,747,498) — 100.0%		4,401,747,498
Liabilities in Excess of Other Assets — (0.0)%		(1,322,281)

Net Assets — 100.0%		$4,400,425,217

FFI Select Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Master”), which has the same investment objective and strategies as the Fund. As of January 31, 2010, the value of the investment and the percentage owned by the Fund of the Master was $4,401,747,498 and 28.7%, respectively.

The Fund records its investment in the Master at fair value. The Fund’s investment in the Master is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2010, the Fund’s investment in the Master was classified as Level 2.

1	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	FFI Treasury Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (a):
0.00%, 2/04/10	$62,074	$62,074,000
0.01%, 2/04/10	103,471	103,470,934
0.02%, 2/04/10	108,323	108,322,855
0.03%, 2/04/10	400,000	399,999,167
0.07%, 2/04/10	275,000	274,998,396
0.21%, 2/04/10	7,365	7,364,874
0.00%, 2/11/10	248,084	248,083,983
0.02%, 2/11/10	12,803	12,802,916
0.03%, 2/11/10	425,000	424,997,048
0.05%, 2/11/10	15,784	15,783,777
0.07%, 2/11/10	400,843	400,835,763
0.01%, 2/18/10	34,262	34,261,824
0.02%, 2/18/10	425,275	425,271,575
0.07%, 2/18/10	274,714	274,705,568
0.01%, 2/25/10	158,502	158,500,960
0.03%, 3/04/10	46,820	46,818,790
0.04%, 3/04/10	103,384	103,380,881
0.23%, 3/11/10	37,000	36,991,212
0.04%, 3/18/10	25,000	24,998,719
0.21%, 3/18/10	26,365	26,357,993
0.22%, 3/18/10	71,600	71,580,758
0.11%, 4/01/10	75,000	74,986,479
0.19%, 4/01/10	50,000	49,984,431
0.21%, 4/01/10	60,000	59,979,842
0.50%, 4/01/10	100,000	99,918,056
0.05%, 4/08/10	42,575	42,570,746
0.08%, 4/08/10	104,653	104,637,446
0.15%, 4/08/10	75,000	74,979,375
0.04%, 4/15/10	573,000	572,952,879
0.05%, 4/15/10	127,000	126,988,411
0.14%, 4/15/10	43,800	43,787,278
0.15%, 4/15/10	50,000	49,984,792
0.06%, 4/22/10	263,928	263,892,810
0.17%, 4/22/10	100,000	99,962,222
0.06%, 4/29/10	65,000	64,990,575
0.54%, 6/10/10	41,875	41,793,972
0.16%, 6/17/10	185,000	184,888,574
0.22%, 6/17/10	99,630	99,548,084
0.17%, 6/24/10	70,000	69,952,731
0.16%, 7/01/10	2,695	2,693,203
0.53%, 7/01/10	47,191	47,087,770
0.18%, 7/08/10	75,000	74,941,125
0.47%, 7/29/10	19,300	19,255,149
0.41%, 9/23/10	20,000	19,947,350
0.41%, 12/16/10	45,000	44,837,025

Total U.S. Treasury Obligations — 100.0%		5,596,162,318

Total Investments (Cost — $5,596,162,318*) — 100.0%		5,596,162,318
Other Assets Less Liabilities — 0.0%		5,396

Net Assets — 100.0%		$5,596,167,714

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

	Valuation Inputs	Investments in Securities

		Assets

	Level 1	—
	Level 2[1]	$5,596,162,318
	Level 3	—

	Total	$5,596,162,318

[1]	See above Schedule of Investments for values in each security type.

1	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee—49.9% (a)
Abbey National Treasury Services Plc, CT (b):
0.50%, 7/20/10	$181,795	$181,795,000
0.25%, 11/17/10	151,000	151,000,000
Banco Bilbao Vizcaya Argentaria SA, NY:
0.22%, 2/17/10	54,400	54,400,121
0.33%, 4/14/10	200,000	200,001,997
0.32%, 12/13/10 (b)	65,200	65,200,000
Bank of Montreal, Chicago Branch:
0.21%, 3/23/10	57,045	57,045,000
0.18%, 3/29/10	100,000	100,000,000
0.19%, 4/27/10	125,000	125,000,000
Bank of Nova Scotia, Houston Branch, 0.30%, 4/01/10	150,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.23%, 3/22/10	118,485	118,485,000
0.22%, 3/30/10	155,000	155,000,000
0.22%, 3/31/10	125,000	125,000,000
0.21%, 4/06/10	125,000	125,000,000
0.21%, 4/28/10	100,000	100,001,193
Barclays Bank Plc, NY:
0.58%, 3/15/10	100,000	100,000,000
0.57%, 3/24/10	200,000	200,000,000
0.43%, 5/12/10	115,000	115,000,000
BNP Paribas, NY:
0.22%, 3/31/10	110,000	110,000,000
0.24%, 5/10/10	150,000	150,000,000
Canadian Imperial Bank of Commerce, NY, 0.25%, 2/08/10	268,000	268,000,000
Credit Agricole SA, 0.21%, 3/16/10	265,000	264,998,418
Credit Industriel ET Commercial, London, 0.38%, 2/26/10	191,000	191,001,325
Deutsche Bank AG, NY, 0.18%, 4/27/10	300,000	300,000,000
Dexia Credit Local SA, NY - GTD, 0.70%, 2/17/10 (c)	305,500	305,500,000
DnB NOR Bank ASA, NY, 0.33%, 4/28/10	50,000	50,000,000
Intesa SanPaolo SpA, NY:
0.17%, 3/01/10	120,000	120,000,000
0.22%, 3/15/10	75,000	75,000,000
0.32%, 3/29/10	200,000	200,000,000
0.32%, 3/31/10	220,000	220,000,000
KBC Bank NV, NY, 0.33%, 2/25/10	65,000	65,000,000
Lloyds TSB Bank Plc, NY:
0.21%, 3/10/10	50,000	50,000,000
0.20%, 4/22/10	70,000	70,000,000
Rabobank Nederland NV, NY:
0.40%, 2/05/10	175,000	175,000,000
0.23%, 1/10/11 (b)	87,000	87,000,000
0.23%, 1/13/11 (b)	112,000	112,000,000
Royal Bank of Scotland, CT:
0.51%, 5/18/10 (b)	200,000	200,000,000
0.51%, 5/20/10 (b)	300,000	300,000,000
0.36%, 7/21/10	60,000	60,000,000
Royal Bank of Scotland, NY, 0.38%, 7/07/10	125,000	125,000,000
Societe Generale, NY:
0.24%, 2/10/10	200,000	200,000,000
0.26%, 7/12/10 (b)	96,500	96,500,000
0.26%, 7/23/10	100,000	100,000,000
Svenska Handlsbanken, NY:
0.20%, 3/01/10	55,000	55,000,428
0.31%, 4/23/10	63,000	63,001,415
Toronto-Dominion Bank, NY, 0.23%, 11/05/10 (b)	145,000	145,000,000
UBS AG, Stamford Branch:
0.27%, 3/15/10	325,000	325,000,000
0.27%, 3/19/10	75,000	75,000,000

Certificates of Deposit	Par (000)	Value

Yankee (a) (concluded)
UniCredito Italiano SpA, NY:
0.41%, 2/16/10	$175,000	$175,000,000
0.35%, 2/22/10	350,000	350,000,000
0.34%, 3/05/10	215,000	215,000,000
Westpac Banking Corp., NY (b):
0.28%, 10/19/10	100,180	100,180,000
0.29%, 10/21/10	127,075	127,075,000

Total Certificates of Deposit — 49.9%		7,648,184,897

Commercial Paper

Atlantis One Funding Corp., 0.21%, 3/01/10 (d)	75,000	74,987,750
Banco Bilbao Vizcaya Argentaria SA, London:
0.21%, 3/30/10	95,000	94,968,412
0.35%, 4/30/10	200,000	199,828,889
Barton Capital Corp., 0.25%, 2/08/10	35,000	34,998,299
BPCE SA, 0.20%, 3/12/10	29,050	29,043,706
Cancara Asset Securitisation LLC:
0.27%, 2/16/10	26,000	25,997,075
0.27%, 2/18/10	100,000	99,987,250
CBA (Delaware) Finance, Inc., 0.20%, 2/22/10	50,000	49,994,167
Danske Corp., 0.19%, 4/26/10	100,000	99,955,667
JPMorgan Chase & Co., 0.25%, 7/14/10	140,000	139,841,528
Societe Generale NA, Inc., 0.24%, 4/06/10	90,000	89,961,600
Solitaire Funding LLC, 0.26%, 2/02/10	113,000	112,999,184
Thames Asset Global Securitization:
0.22%, 2/04/10	52,496	52,495,038
0.21%, 2/18/10	127,846	127,833,322

Total Commercial Paper — 8.0%		1,232,891,887

Corporate Notes

Citibank NA - FDIC GTD, 0.30%, 9/30/10 (b)	72,000	72,000,000
Commonwealth Bank of Australia, 0.30%, 11/22/10 (b)(e)	105,000	105,000,000
KBC Bank NV, NY, 0.99%, 3/01/10 (c)	147,985	147,985,000
Rabobank Nederland NV, 0.25%, 4/07/10 (c)(e)	280,400	280,400,000

Total Corporate Notes — 3.9%		605,385,000

Time Deposits

Deutsche Bank AG, 0.12%, 2/01/10	275,000	275,000,000

Total Time Deposits — 1.8%		275,000,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes (b):
0.23%, 8/05/10	142,190	142,163,745
0.15%, 5/13/11	113,000	113,027,420
Federal Home Loan Bank Variable Rate Notes (b):
0.68%, 2/05/10	147,815	147,815,000
0.77%, 2/26/10	151,935	151,935,000
0.10%, 7/09/10	256,120	256,097,743
0.20%, 10/08/10	176,000	175,963,853
Freddie Mac Variable Rate Notes (b):
0.15%, 7/14/10	156,000	155,975,678
0.24%, 8/24/10	123,925	123,927,980
0.24%, 9/03/10	303,880	303,844,298
0.30%, 2/14/11	623,475	623,372,927

1	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

0.16%, 5/05/11	$360,000	$359,863,657

Total U.S. Government Sponsored Agency Obligations — 16.7%		2,553,987,301

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.55%, 7/01/10	250,000	249,432,292
0.24%, 7/15/10	50,000	49,670,431
0.31%, 7/15/10	75,000	74,894,083
0.39%, 7/15/10	221,900	221,752,687
0.47%, 7/29/10	55,000	54,872,186
0.23%, 8/26/10	125,000	124,839,062
0.30%, 8/26/10	100,000	99,825,758
0.31%, 8/26/10	15,000	14,973,821
0.32%, 8/26/10	96,400	96,226,239

Total U.S. Treasury Obligations — 6.4%		986,486,559

Repurchase Agreements

Bank of America Securities LLC, 0.25%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $50,001,042 collateralized by various Corporate/Debt Obligations, 3.375% - 9.50% due from 9/01/10 - 12/29/49, aggregate par and fair value of $49,746,628, $53,500,001, respectively)	50,000	50,000,000
Barclays Capital, Inc., 0.28%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $225,005,250 collateralized by various Corporate/Debt Obligations, 0.00% - 6.905% due from 3/15/10 - 9/25/38, aggregate par and fair value of $473,379,950, $240,750,001, respectively)	225,000	225,000,000
Citigroup Global Markets, Inc., 0.38%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $40,001,267 collateralized by various U.S. Government Sponsored Agency and Corporate/Debt Obligations, 0.00% - 5.35% due from 7/28/10 - 10/25/27, aggregate par and fair value of $44,397,302, $41,267,623, respectively)	40,000	40,000,000
Citigroup Global Markets, Inc., 0.48%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $465,018,600 collateralized by various U.S. Government Sponsored Agency and Corporate/Debt Obligations, 0.00% - 11.50% due from 9/10/10 - 12/20/54, aggregate par and fair value of $465,000,000, $497,550,000, respectively)	465,000	465,000,000
Citigroup Global Markets, Inc., 0.56%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $225,010,500 collateralized by various U.S. Government Sponsored Agency and Corporate/Debt Obligations, 0.00% - 6.50% due from 10/15/14 - 6/20/39, aggregate par and fair value of $225,000,000, $239,845,187, respectively)	225,000	225,000,000

Repurchase Agreements (concluded)	Par (000)	Value

Deutsche Bank Securities, Inc., 0.11%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $238,030,182 collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% - 6.07% due from 5/10/10 - 4/19/35, aggregate par and fair value of $240,117,000, $242,788,662, respectively)	$238,028	$238,028,000
Deutsche Bank Securities, Inc., 0.12%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $200,002,000 collateralized by Fannie Mae, 4.50% - 7.00% due from 11/01/16 - 12/01/39, aggregate par and fair value of $411,616,560, $206,000,001, respectively)	200,000	200,000,000
HSBC Securities (USA), Inc., 0.28%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $40,000,933 collateralized by various Corporate/Debt Obligations, 0.01% - 6.20% due from 12/15/16 - 11/01/47, aggregate par and fair value of $43,920,000, $42,800,146, respectively)	40,000	40,000,000
JPMorgan Securities, Inc., 0.23%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $100,001,917 collateralized by Corporate/Debt Obligation, 0.12% due 3/29/10, aggregate par and fair value of $105,575,000, $105,000,414, respectively)	100,000	100,000,000
JPMorgan Securities, Inc., 0.53%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $25,001,104 collateralized by various Corporate/Debt Obligations, 1.86% - 9.875% due from 6/15/10 - 11/15/34, aggregate par and fair value of $26,863,471, $26,751,823, respectively)	25,000	25,000,000
Morgan Stanley & Co., Inc., 0.28%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $345,008,050 collateralized by various Corporate/Debt Obligations, 0.00% - 5.76% due from 12/15/10 - 8/25/43, aggregate par and fair value of $345,000,000. 370,002,079, respectively)	345,000	345,000,000
RBS Securities, Inc., 0.28%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $80,001,867 collateralized by Freddie Mac, 4.00% - 5.00% due from 1/01/25 - 12/01/39, aggregate par and fair value of $80,605,245, $82,404,688, respectively)	80,000	80,000,000

Total Repurchase Agreements — 13.3%		2,033,028,000

Total Investments (Cost — $15,334,963,644*) — 100.0%		15,334,963,644
Other Assets Less Liabilities — 0.0%		4,395,093

Net Assets — 100.0%		$15,339,358,737

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010	2

Schedule of Investments (concluded)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$15,334,963,644
Level 3	—

Total	$15,334,963,644

[1]	See above Schedule of Investments for values in each security type.

3	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—2.8%
Alabama HFA, RB, PUTTERS, Series 1954, AMT, VRDN, 0.35%, 2/08/10 (a)(b)(c)	$5,835	$5,835,000
Columbia IDB, RB, Alabama Power Co. Project, Series A, VRDN (a):
0.23%, 2/01/10	21,540	21,540,000
0.18%, 2/01/10	35,850	35,850,000
Daphne-Villa Mercy Special Care Facilities Financing Authority, RB, Mercy Medical Project, VRDN, 0.22%, 2/08/10 (a)	7,300	7,300,000
Decatur IDB, RB, Nucor Corp., Series A, AMT, VRDN, 0.27%, 2/08/10 (a)	35,000	35,000,000
Lower Alabama Gas District, RB, Series A, VRDN, 0.19%, 2/08/10 (a)	140,499	140,499,000
Mobile Downtown Redevelopment Authority, RB, Austal USA, LLC Project, VRDN, 0.19%, 2/08/10 (a)	9,000	9,000,000
Mobile IDB, RB, Alabama Power Co. - Barry Plant, 1st Series, 1.40%, 7/16/10	8,300	8,300,000
Mobile IDB, RB, Alabama Power Co. - Barry Plant, 1.40%, 7/16/10	26,000	26,000,000
Mobile IDB, RB, Alabama Power Co. Project, VRDN, 0.23%, 2/01/10 (a)	10,300	10,300,000
Pell City Special Care Facilities, RB, Noland Health Services, Series A, VRDN, 0.20%, 2/08/10 (a)	5,000	5,000,000
Southeast Alabama Gas District, RB, Supply Project, Series A, VRDN, 0.18%, 2/01/10 (a)	35,000	35,000,000
Spanish Fort Alabama Redevelopment Authority, RB, Series 2007-306, VRDN, 0.20%, 2/08/10 (a)(c)	22,800	22,800,000
Tuscaloosa County IDA, RB, Nucor Corp., Series A, Remarketed, AMT, VRDN, 0.27%, 2/08/10 (a)	6,700	6,700,000

		369,124,000

Alaska—0.8%
Alaska Housing Finance Corp., RB, Municipal Trust Receipts Floaters Series 3001, VRDN (a)(b)(c):
0.21%, 2/08/10	20,000	20,000,000
0.20%, 2/08/10	5,365	5,365,000
Alaska International Airports System, RB, Series A, AMT, VRDN, 0.21%, 2/08/10 (a)	3,500	3,500,000
City of Valdez Alaska, Refunding RB, ConocoPhillips Co. Project, Series A, VRDN, 0.23%, 2/08/10 (a)	28,000	28,000,000
City of Valdez Alaska, Refunding RB, ConocoPhillips Co. Project, Series B, VRDN, 0.20%, 2/08/10 (a)	26,000	26,000,000
City of Valdez Alaska, Refunding RB, ConocoPhillips Co. Project, Series C, VRDN, 0.38%, 2/08/10 (a)	24,400	24,400,000

		107,265,000

Arizona—1.0%
Arizona Agriculture Improvement & Power District, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts Series 2009- 0041A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	24,790	24,790,000
Chandler Arizona IDA, RB, SPEARS Series 150, AMT, VRDN, 0.23%, 2/08/10 (a)(b)(c)	57,995	57,995,000
Pinal County Electric District No. 3, RB, Series U-1, VRDN, 0.20%, 2/08/10 (a)	18,300	18,300,000

Municipal Bonds	Par (000)	Value

Arizona (concluded)
Salt River Pima-Maricopa Indian Community, RB, VRDN, 0.22%, 2/08/10 (a)	$23,980	$23,980,000
Salt River Project Agricultural Improvement & Power District, RB, Eagle Trust Receipts Series 2006- 0141A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	14,000	14,000,000

		139,065,000

Arkansas—0.3%
Arkansas Development Finance Authority Mortgage Loans, RB, Mortgage Backed Securities Program, Series C, AMT, VRDN, 0.30%, 2/08/10 (a)	14,285	14,285,000
Arkansas Development Finance Authority S/F Mortgage, RB, Mortgage Backed Securities Program, Series E, AMT, VRDN, 0.30%, 2/08/10 (a)	4,865	4,865,000
City of Blytheville Arkansas, RB, Nucor Corp. Project, AMT, VRDN, 0.27%, 2/08/10 (a)	16,800	16,800,000

		35,950,000

California—7.1%
California Communities Note Program, RB, Series 2009, TRAN, 2.00%, 6/30/10	69,000	69,320,938
California Communities Note Program, RB, Tulane County Project, Series 2009A5, TRAN, 2.00%, 6/30/10	17,100	17,202,056
California HFA, RB, Series D, AMT, VRDN, 0.19%, 2/08/10 (a)	60,400	60,400,000
California HFA, RB, Series E-2, AMT, VRDN, 0.18%, 2/08/10 (a)	68,470	68,470,000
California HFA, RB, Series F, AMT, VRDN, 0.19%, 2/08/10 (a)	21,620	21,620,000
California HFA, RB, Series H, AMT, VRDN, 0.20%, 2/08/10 (a)	65,230	65,230,000
California HFA, RB, Series M, AMT, VRDN, 0.19%, 2/08/10 (a)	24,100	24,100,000
California Rural Home Mortgage Finance Authority, RB, Draw Down, 0.48%, 2/01/10	59,870	59,870,100
California School Cash Reserve Program Authority, RB, Series 2009-10-A TRAN, 2.50%, 7/01/10	94,600	95,333,938
California Statewide Communities Development Authority, RB, Westgate Pasadena Apartments, Series B, AMT, VRDN, 0.20%, 2/08/10 (a)	32,000	32,000,000
City of Los Angeles California, GO, TRAN:
2.50%, 4/28/10	64,500	64,810,322
2.50%, 5/28/10	154,400	155,394,881
County of Los Angeles California, GO, Series 2009 TRAN, 2.50%, 6/30/10	82,215	82,780,723
County of Santa Clara California, GO, TRAN, 2.00%, 6/30/10	50,000	50,304,405
Golden State Tobacco Securitization Corp., RB, Municipal Trust Receipts Floaters Series 2954, VRDN, 0.27%, 2/08/10 (a)(b)(c)	24,395	24,395,000
Los Angeles Community Redevelopment Agency, RB, Hollywood & Vine Apartments, Series A, AMT, VRDN, 0.19%, 2/08/10 (a)	4,000	4,000,000
Los Angeles Unified School District, GO, Cash Flow Management, TRAN, 2.00%, 8/12/10	34,900	35,151,648

1	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
San Francisco City & County Airports Commission, RB, Series A, 0.75%, 9/15/10	$16,700	$16,700,000

		947,084,011

Colorado—2.1%
Colorado Educational & Cultural Facilities Authority, RB, Nature Conservancy, Series A-TE, VRDN, 0.22%, 2/08/10 (a)	12,700	12,700,000
Colorado Educational & Cultural Facilities Authority, RB, Southeastern California Projects, VRDN, 0.18%, 2/08/10 (a)	22,330	22,330,000
Colorado Health Facilities Authority, RB, PUTTERS, VRDN, Series 1390, 0.20%, 2/08/10 (a)(b)(c)	32,940	32,940,000
Colorado Health Facilities Authority, RB, PUTTERS, VRDN, Series 1739, 0.20%, 2/08/10 (a)(b)(c)	22,990	22,990,000
Colorado Housing & Finance Authority, RB, Ready Foods, Inc. Project, Series A, AMT, VRDN, 0.30%, 2/08/10 (a)	1,950	1,950,000
Colorado Housing & Finance Authority, RB, S/F Mortgage, Series C-2, AMT, VRDN, 0.30%, 2/08/10 (a)	40,000	40,000,000
Colorado Housing & Finance Authority, RB, Series A-3, Remarketed, AMT, VRDN, 0.24%, 2/08/10 (a)	10,000	10,000,000
Colorado Housing & Finance Authority, RB, Series B3, AMT, VRDN, 0.25%, 2/08/10 (a)	10,000	10,000,000
Colorado Housing & Finance Authority, RB, State M/F Housing, Series C-3, VRDN, 0.22%, 2/08/10 (a)	11,945	11,945,000
Colorado Housing & Finance Authority, RB, State S/F Housing, Series B-2, AMT, VRDN, 0.32%, 2/08/10 (a)	25,000	25,000,000
County of Moffat Colorado, RB, Tri-State Generation Association Project, VRDN, 0.20%, 2/08/10 (a)	11,250	11,250,000
Denver Colorado City & County School District, Clipper Tax-Exempt Certificate Trust, RB, Series 2009-57, AMT, VRDN, 0.25%, 2/08/10 (a)(b)	35,240	35,240,000
Fiddlers Business Improvement District, GO, VRDN, 0.34%, 2/08/10 (a)	6,350	6,350,000
Solaris Metropolitan District No. 1, RB, VRDN, 0.90%, 2/08/10 (a)	5,615	5,615,000
Southglenn Metropolitan District, RB, VRDN, 0.20%, 2/08/10 (a)	6,000	6,000,000
Town of Telluride Colorado, RB, Valley Floor Open Space Project, VRDN, 1.85%, 2/08/10 (a)	5,205	5,205,000
Traer Creek Metropolitan District, RB, Avon, VRDN, 0.30%, 2/08/10 (a)	14,465	14,465,000

		273,980,000

Connecticut—0.3%
Hartford County Metropolitan District, GO, BAN, 2.00%, 7/15/10	18,575	18,703,744
Town of New Milford Connecticut, GO, BAN, 1.25%, 7/27/10	8,015	8,045,771
Town of Waterford, GO, BAN, 1.50%, 8/12/10	13,100	13,166,473

		39,915,988

Delaware—0.1%
BB&T Municipal Trust, Municipal Trust Receipts Floaters Series 5000, VRDN, 0.35%, 2/08/10 (a)(b)(c)	12,085	12,084,657

Municipal Bonds	Par (000)	Value

District of Columbia—0.7%
District Columbia, GO, Series D, VRDN, 0.19%, 2/08/10 (a)	$15,000	$15,000,000
District of Columbia HFA, RB, PUTTERS Series 895, VRDN, 0.25%, 2/08/10 (a)(b)(c)	4,790	4,790,000
District of Columbia Water & Sewer Authority, RB, P-FLOATS, Series 3494, VRDN, 0.43%, 2/08/10 (a)(b)(c)	14,075	14,075,000
District of Columbia, RB, Consortium Issue, VRDN, 0.18%, 2/08/10 (a)	15,975	15,975,000
District of Columbia, RB, Eagle Trust Receipts Series 2007-0121A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	15,515	15,515,000
District of Columbia, RB, Series B, VRDN, 0.20%, 2/08/10 (a)	9,480	9,480,000
District of Columbia, Wells Fargo Stage Trust, RB, Municipal Trust Receipts Floaters Series 57C, VRDN, 0.18%, 2/08/10 (a)(b)(c)	24,995	24,995,000

		99,830,000

Florida—5.7%
Alachua County Health Facilities Authority, RB, Oak Hammock at the University of Florida, VRDN, 0.27%, 2/01/10 (a)	5,000	5,000,000
Brevard County Housing Finance Authority, RB, Local M/F Housing, Timber Trace Apartments Ltd., AMT, VRDN, 0.28%, 2/08/10 (a)	2,670	2,670,000
Brevard County Housing Finance Authority, RB, Local M/F Housing, Wickham Club Apartments, Series A, AMT, VRDN, 0.25%, 2/08/10 (a)	7,095	7,095,000
Broward County School Board, COP, Series D, VRDN, 0.25%, 2/08/10 (a)	5,000	5,000,000
City of Jacksonville Florida, RB, Series B, VRDN, 0.18%, 2/08/10 (a)	13,525	13,525,000
City of Jacksonville, TECP, Florida Power & Light Project, 0.35%, 2/12/10	20,000	20,000,000
County of St. Lucie Florida, RB, Florida Power & Light Co. Project, VRDN, 0.21%, 2/01/10 (a)	191,710	191,710,000
County of St. Lucie Florida, Refunding RB, Florida Power & Light Co. Project, AMT, VRDN, 0.26%, 2/01/10 (a)	25,700	25,700,000
Florida Gulf Coast University Financing Corp., RB, Housing Project, Series A, VRDN, 0.23%, 2/08/10 (a)	5,185	5,185,000
Florida Housing Finance Corp., RB, Boynton Bay Apartments, AMT, VRDN, 0.19%, 2/08/10 (a)	11,600	11,600,000
Florida Hurricane Catastrophe Fund Finance Corp., RB, ROCS-RR-II-R-11549, VRDN, 0.19%, 2/08/10 (a)(b)(c)	18,615	18,615,000
Florida Municipal Power Agency, RB, State Power, Series C, VRDN, 0.20%, 2/01/10 (a)	55,615	55,615,000
Florida State Board of Education, GO, ROCS-RR-II-R-12281, VRDN, 0.19%, 2/08/10 (a)(b)(c)	4,500	4,500,000
Highlands County Health Facilities Authority, RB, Adventist Glenoaks Hospital, Series A, VRDN, 0.18%, 2/08/10 (a)	38,755	38,755,000
Hillsborough County Housing Finance Authority, RB, Meridian Pointe Apartments Project, AMT, VRDN, 0.28%, 2/08/10 (a)	6,500	6,500,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010	2

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Jacksonville Economic Development Commission, RB, Shands Jacksonville Medical Project, VRDN, 0.21%, 2/01/10 (a)	$30,000	$30,000,000
Jacksonville Health Facilities Authority, RB, Southern Baptist Hospital, Series B, VRDN, 0.21%, 2/01/10 (a)	7,250	7,250,000
Jacksonville Health Facilities Authority, RB, Southern Baptist Hospital, Series C, Remarketed, VRDN, 0.20%, 2/01/10 (a)	7,630	7,630,000
Jacksonville HFA, RB, Hartwood Apartments, M/F Housing, AMT, VRDN, 0.24%, 2/08/10 (a)	3,700	3,700,000
JEA, RB, Series 3D1, VRDN, 0.21%, 2/01/10 (a)	35,500	35,500,000
Lake County Florida, Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS Series 492, VRDN, 0.20%, 2/08/10 (a)(b)(c)	11,289	11,289,000
Miami-Dade County IDA, RB, Florida Power & Light Project, AMT, VRDN, 0.26%, 2/01/10 (a)	10,400	10,400,000
Miami-Dade County School Board, COP, Municipal Trust Receipts Floaters Series 2982, VRDN, 0.20%, 2/08/10 (a)(b)(c)	52,500	52,500,000
Orlando Utilities Commission, Refunding RB, Series B-1, 2.00%, 6/01/10	44,000	44,223,306
Palm Beach County Educational Facilities Authority, RB, Atlantic University, Inc., VRDN, 0.21%, 2/08/10 (a)	10,145	10,145,000
Palm Beach County Florida School Board, COP, Eclipse Funding Trust Series 2006- 0149, VRDN, 0.20%, 2/08/10 (a)(b)	10,265	10,265,000
Palm Beach County School Board, COP, Series B, VRDN, 0.25%, 2/08/10 (a)	42,790	42,790,000
Pinellas County Health Facility Authority, RB, Baycare Health System, Inc., Series A3, VRDN, 0.18%, 2/08/10 (a)	9,175	9,175,000
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, VRDN, 0.18%, 2/01/10 (a)	6,100	6,100,000
South Miami HFA, Austin Trust, RB, Baptist Health System of South Florida, Series 2008-1117, VRDN, 0.18%, 2/08/10 (a)	4,245	4,245,000
Sunshine State Governmental Financing Commission, RB, VRDN, 0.23%, 2/08/10 (a)	42,440	42,440,000
Volusia County Florida School Board, COP, Eclipse Funding Trust Series 2007-0036, VRDN, 0.20%, 2/08/10 (a)(b)	11,620	11,620,000
Volusia County School Board, GO, TAN, 3.00%, 9/07/10	12,500	12,688,636

		763,430,942

Georgia—1.4%
Atlanta Urban Residential Finance Authority, RB, Alta Coventry Station Apartments, AMT, VRDN, 0.26%, 2/08/10 (a)	12,000	12,000,000
Atlanta Urban Residential Finance Authority, RB, Local M/F Housing, M- Street Apartments Project, AMT, VRDN, 0.25%, 2/08/10 (a)	7,000	7,000,000
Bartow County Development Authority, PCR, Georgia Power Co. - Bowen Project, VRDN, 0.19%, 2/01/10 (a)	21,100	21,100,000

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Cobb County Kennestone Hospital Authority, RB, Wellstar Health System Project, Series A, VRDN, 0.20%, 2/08/10 (a)	$10,000	$10,000,000
Colquitt County Hospital Authority, RB, RAN, VRDN, 0.28%, 2/08/10 (a)	8,660	8,660,000
Fulton County Development Authority, RB, Siemens Energy, Inc. Project, VRDN, 0.28%, 2/08/10 (a)	7,200	7,200,000
Metropolitan Atlanta Rapid Transit Authority, RB, TRAN, Series 61-A, VRDN, 0.18%, 2/08/10 (a)(b)	9,300	9,300,000
Monroe County Development Authority, RB, Georgia Power Co. Plant Scherer Project, 0.80%, 1/07/11	6,000	6,000,000
Monroe County Development Authority, RB, Scherer Project, 1st Series, Remarketed, VRDN, 0.22%, 2/01/10 (a)	11,700	11,700,000
Municipal Electric Authority of Georgia, RB, Georgia Power Co. Plant Vogtle Project, Series 09-A BAN, 1.50%, 5/25/10	18,300	18,350,666
Municipal Electric Authority of Georgia, RB, Series C, VRDN, 0.35%, 2/08/10 (a)	10,085	10,085,000
Municipal Electric Authority of Georgia, RB, Various Projects, Subseries E, VRDN, 0.29%, 2/08/10 (a)	48,555	48,555,000
Private Colleges & Universities Authority, RB, Mercer University Project, Series C, VRDN, 0.20%, 2/08/10 (a)	8,645	8,645,000
Private Colleges & Universities Authority, RB, Mercer University Project, VRDN, 0.20%, 2/08/10 (a)	8,590	8,590,000

		187,185,666

Hawaii—0.4%
City & County of Honolulu Hawaii, GO, ROCS-RR-II-R-12280, VRDN, 0.19%, 2/08/10 (a)(b)(c)	7,500	7,500,000
City & County of Honolulu, RB, PUTTERS, Series 1475, VRDN, 0.25%, 2/08/10 (a)(b)(c)	23,850	23,850,000
Hawaii State Department of Budget & Finance, RB, Hawaii Pacific Health, Series A-2, VRDN, 0.17%, 2/08/10 (a)	7,000	7,000,000
University of Hawaii, Wells Fargo Stage Trust, RB, Municipal Trust Receipts Floaters Series 2009-11C, VRDN, 0.18%, 2/08/10 (a)(b)(c)	10,445	10,445,000

		48,795,000

Illinois—7.1%
Chicago Illinois, Eagle Tax-Exempt Trust, GO, Eagle Trust Receipts Series 2009- 0034A, VRDN, 0.19%, 2/08/10 (a)(b)	5,800	5,800,000
City of Aurora Illinois, RB, Aztech Engineering, Inc. Project, AMT, VRDN, 0.34%, 2/08/10 (a)	1,395	1,395,000
City of Chicago Illinois, RB, Groot Industries, Inc. Project, AMT, VRDN, 1.25%, 2/08/10 (a)	2,400	2,400,000
City of Chicago Illinois, RB, Second Lien, Series B, AMT, VRDN, 0.30%, 2/08/10 (a)	13,960	13,960,000
City of Chicago Illinois, RB, Subseries 04-1, Remarketed, VRDN, 0.20%, 2/08/10 (a)	19,865	19,865,000
City of Chicago Illinois, RB, Wastewater, Subseries C-1, VRDN, 0.20%, 2/01/10 (a)	14,000	14,000,000

3	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (continued)
County of Cook Illinois, GO, PUTTERS, Series 559, VRDN, 0.25%, 2/08/10 (a)(b)(c)	$3,200	$3,200,000
Illinois Educational Facilities Authority, RB, The Art Institute of Chicago, VRDN, 0.25%, 2/08/10 (a)	6,500	6,500,000
Illinois Finance Authority, JPMorgan Chase Putters/Drivers Trust, RB, PUTTERS Series 3302, VRDN, 0.20%, 2/01/10 (a)(b)(c)	6,200	6,200,000
Illinois Finance Authority, RB, Clare Oaks, Series C, VRDN, 0.18%, 2/08/10 (a)	10,680	10,680,000
Illinois Finance Authority, RB, Commonwealth Edison Co., Series D, Remarketed, VRDN, 0.20%, 2/08/10 (a)	7,800	7,800,000
Illinois Finance Authority, RB, Commonwealth Edison Co., Series F, Remarketed, VRDN, 0.20%, 2/08/10 (a)	10,100	10,100,000
Illinois Finance Authority, RB, Eagle Trust Receipts Series 2006-0115A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	5,445	5,445,000
Illinois Finance Authority, RB, Edward Hospital, Series B-2, VRDN, 0.20%, 2/08/10 (a)	28,140	28,140,000
Illinois Finance Authority, RB, Edward Hospital, Series C, VRDN, 0.20%, 2/08/10 (a)	12,155	12,155,000
Illinois Finance Authority, RB, INX International Ink Co., AMT, VRDN, 0.35%, 2/08/10 (a)	7,770	7,770,000
Illinois Finance Authority, RB, Little Co. of Mary Hospital, Series B, VRDN, 0.17%, 2/08/10 (a)	11,500	11,500,000
Illinois Finance Authority, RB, Northshore University Health System Project, Series C, VRDN, 0.18%, 2/01/10 (a)	33,815	33,815,000
Illinois Finance Authority, RB, Rest Haven Illiana Christian Service, Series B, VRDN, 0.18%, 2/08/10 (a)	800	800,000
Illinois Finance Authority, RB, Riverside Health System, VRDN, 0.20%, 2/08/10 (a)	4,220	4,220,000
Illinois Finance Authority, RB, Rockford College Project, VRDN, 0.65%, 2/08/10 (a)	1,125	1,125,000
Illinois Finance Authority, RB, Saint Xavier University, VRDN, 0.21%, 2/08/10 (a)	4,000	4,000,000
Illinois Finance Authority, RB, St. Francis Hospital, Resurrection Health System, Series B, VRDN, 0.21%, 2/01/10 (a)	25,895	25,895,000
Illinois Finance Authority, RB, The Art Institute of Chicago, Series B-2, VRDN, 0.25%, 2/08/10 (a)	2,325	2,325,000
Illinois Health Facilities Authority, RB, Riverside Health System, Series B, VRDN, 0.18%, 2/08/10 (a)	9,445	9,445,000
Illinois Health Facilities Authority, RB, Rush Presbyterian - Saint Luke’s Medical, Series A, Remarketed, VRDN, 0.19%, 2/08/10 (a)	2,200	2,200,000
Illinois State Toll Highway Authority, RB, Senior Priority, Series A-1, VRDN, 0.23%, 2/08/10 (a)	5,000	5,000,000
Illinois State Toll Highway Authority, RB, Senior Priority, Series A-2, VRDN (a):
0.22%, 2/08/10	121,915	121,915,000
0.23%, 2/08/10	176,600	176,600,000

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Metropolitan Pier & Exposition Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS, Series 453, VRDN, 0.20%, 2/08/10 (a)(b)(c)	$5,750	$5,750,000
Metropolitan Pier & Exposition Authority, RB, Municipal Trust Receipts Floaters Series 165, VRDN, 0.18%, 2/08/10 (a)(b)(c)	17,500	17,500,000
Regional Transit Authority, RB, Series B VRDN, 0.75%, 2/01/10 (a)	46,970	46,970,000
Regional Transportation Authority Illinois, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts Series 2009-0042A, VRDN, 0.20%, 2/08/10 (a)(b)(c)	9,900	9,900,000
Regional Transportation Authority, RB, P- FLOATS Series 2761, VRDN, 0.45%, 2/08/10 (a)(c)	18,835	18,835,000
Southern Illinois University, RB, Eclipse Funding Trust Series 2006-0078, VRDN, 0.20%, 2/08/10 (a)(b)	11,455	11,455,000
State of Illinois, GO, Series B, VRDN, 2.49%, 2/08/10 (a)	284,900	284,900,000
Upper Illinois River Valley Development Authority, RB, HFH of Illinois LP Project, AMT, VRDN, 0.30%, 2/08/10 (a)	2,090	2,090,000

		951,650,000

Indiana—1.5%
City of Michigan City Indiana, RB, Local M/F Housing, Garden Estates West Apartments, AMT, VRDN, 0.35%, 2/08/10 (a)	5,935	5,935,000
County of Daviess Indiana, RB, Daviess County Hospital, VRDN, 0.30%, 2/08/10 (a)	7,870	7,870,000
County of Whitley Indiana, RB, Micropulse, Inc. Project, AMT, VRDN, 0.38%, 2/08/10 (a)	1,020	1,020,000
Crown Point Indiana Community School Corp., RB, Eclipse Funding Trust Series 2007-0052, VRDN, 0.20%, 2/01/10 (a)(b)	12,285	12,285,000
Indiana Development Finance Authority, RB, PSI Energy, Inc. Projects, Series B, AMT, VRDN, 0.45%, 2/08/10 (a)	26,950	26,950,000
Indiana Development Finance Authority, RB, Waste Management, Inc., Series B, AMT, VRDN, 0.32%, 2/08/10 (a)	7,000	7,000,000
Indiana Finance Authority, RB, Allied Waste North America, AMT, VRDN, 0.35%, 2/08/10 (a)	20,000	20,000,000
Indiana Finance Authority, RB, Ascension Project, Series E5, 0.33%, 6/15/10	5,030	5,030,000
Indiana Finance Authority, RB, Duke Energy Indiana, Inc. Project, Series A-4, VRDN, 0.20%, 2/01/10 (a)	9,500	9,500,000
Indiana Finance Authority, RB, I.V.C. Industrial Coatings, Inc. Project, AMT, VRDN, 0.27%, 2/08/10 (a)	8,500	8,500,000
Indiana Finance Authority, RB, Marquette Project, Series B, VRDN, 0.22%, 2/08/10 (a)	6,000	6,000,000
Indiana Health & Educational Facilities Financing Authority, RB, ROCS-RR-II-R- 10417, VRDN, 0.19%, 2/08/10 (a)(b)(c)	52,150	52,150,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010	4

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Housing & Community Development Authority, RB, PUTTERS, Series 1397, AMT, VRDN, 0.35%, 2/08/10 (a)(b)(c)	$16,550	$16,550,000
Indianapolis Local Public Improvement Bond Bank, RB, Indianapolis Airport Project, Series C-5, AMT, VRDN, 0.23%, 2/08/10 (a)	20,000	20,000,000
New Albany Floyd County Industrial School Building, RB, Barclays Capital Municipal Trust Receipts, Floaters, Series 20B, VRDN, 0.18%, 2/08/10 (a)(b)(c)	7,480	7,480,000

		206,270,000

Iowa—0.7%
County of Louisa Iowa, RB, Iowa-Illinois Gas & Electric Co., Municipal Trust Receipts Floaters Series A, VRDN, 0.35%, 2/08/10 (a)(c)	19,500	19,500,000
County of Louisa Iowa, Refunding RB, Iowa-Illinois Gas & Electric Co. Project, VRDN, 0.35%, 2/08/10 (a)	3,900	3,900,000
Iowa Finance Authority, RB, Edgewater A Wesley Project, Series E, VRDN, 0.18%, 2/08/10 (a)	14,135	14,135,000
Iowa Finance Authority, RB, MidAmerican Energy Co. Project, Series A, AMT, VRDN, 0.43%, 2/08/10 (a)	11,100	11,100,000
Iowa Finance Authority, RB, MidAmerican Energy Co., Series B, VRDN, 0.28%, 2/08/10 (a)	15,000	15,000,000
Iowa Finance Authority, RB, Series F, AMT, VRDN, 0.22%, 2/08/10 (a)	6,000	6,000,000
Iowa Finance Authority, RB, Wesley Retirement Services, Series B, VRDN, 0.18%, 2/08/10 (a)	6,500	6,500,000
Iowa Finance Authority, Senior Revenue Anticipation Notes, Iowa School Project, Series 09A, RAN, 2.50%, 6/23/10 (a)	21,265	21,425,382

		97,560,382

Kansas—0.3%
City of Lawrence Kansas, RB, Multi-Modal- Development, Boyer Properties LP, Series A, AMT, VRDN, 0.28%, 2/08/10 (a)	2,765	2,765,000
City of Lenexa Kansas, RB, Municipal Trust Receipts Floaters, Series 2007-302, VRDN, 0.20%, 2/08/10 (a)(b)(c)	8,190	8,190,000
City of Olathe Kansas, RB, Catholic Care Campus, Inc., Series C-1, VRDN, 0.18%, 2/08/10 (a)	1,340	1,340,000
City of Wichita Kansas, GO, Series 232 TAN, 0.75%, 8/19/10	145	148,604
Kansas Development Finance Authority, RB, Sisters of Charity Leavenworth, Series C, VRDN, 0.23%, 2/01/10 (a)	15,255	15,255,000
Kansas Development Finance Authority, RB, State M/F Housing, Delaware Highlands Assisted Living Project, Series C, AMT, VRDN, 0.35%, 2/08/10 (a)	6,465	6,465,000
Sedgwick & Shawnee Counties Kansas, JPMorgan Chase PUTTERS Trust, RB, Series 3206, AMT, VRDN, 0.30%, 2/08/10 (a)(b)(c)	8,010	8,010,000

		42,173,604

Municipal Bonds	Par (000)	Value

Kentucky—2.7%
City of Glasgow Kentucky, RB, Felker Brothers Corp. Project, AMT, VRDN, 0.30%, 2/08/10 (a)	$3,345	$3,345,000
County of Carroll, TECP, Kentucky Utilities, Series 02-B, 0.95%, 3/03/10	2,400	2,400,000
County of Jefferson, TECP, Pollution Control, Series 01-A, 0.63%, 4/08/10	22,500	22,500,000
County of Mercer, TECP, Kentucky Utilities Pollution Control Project, Series 02-A, 0.95%, 3/03/10	7,400	7,400,000
County of Mulenberg, TECP, Kentucky Utilities Pollution Control Project, Series 02-A, 0.95%, 3/03/10	2,400	2,400,000
County of Pendleton Kentucky, RB, Kentucky Association Counties Leasing Program, VRDN, 0.35%, 2/08/10 (a)	43,000	43,000,000
County of Shelby, Lease RB, Series A, VRDN, 0.20%, 2/01/10 (a)	11,080	11,080,000
County of Trimble, TECP, Louisville Gas & Electric Project, Series 01-A, 0.63%, 4/08/10	27,500	27,500,000
County of Trimble, TECP, Louisville Gas & Electric Project, Series 01-B, 0.75%, 3/10/10	35,000	35,000,000
Kentucky Economic Development Finance Authority, RB, Municipal Trust Receipts Floaters, Series 2980, VRDN, 0.20%, 2/08/10 (a)(b)(c)	10,500	10,500,000
Kentucky Higher Education Student Loan Corp., RB, Senior Series A-1, AMT, VRDN, 0.23%, 2/08/10 (a)	24,300	24,300,000
Kentucky Public Energy Authority, RB, BP Corp. North America, inc. Project, Series A, VRDN, 0.18%, 2/01/10 (a)	166,611	166,611,000
Kentucky Public Energy Authority, RB, Municipal Trust Receipts Floaters, Series 21-A, VRDN, 0.18%, 2/08/10 (a)(b)(c)	1,463	1,463,000

		357,499,000

Louisiana—2.3%
Calcasieu Parish IDB, Inc., RB, Hydroserve Westlake LLC, AMT, VRDN, 0.35%, 2/08/10 (a)	4,500	4,500,000
East Baton Rouge Parish IDB, Inc., RB, Stupp Brothers, Inc., VRDN, 0.21%, 2/08/10 (a)	27,200	27,200,000
Jefferson Parish Finance Authority, RB, ROCS-RR-II-R-11086, VRDN, 0.22%, 2/08/10 (a)(b)(c)	14,590	14,590,000
Lake Charles Harbor & Revenue District, RB, ConocoPhillips Holding Co., Inc. Project, Series B, AMT, VRDN, 0.24%, 2/08/10 (a)	3,400	3,400,000
Lake Charles Harbor & Revenue District, RB, ConocoPhillips, Inc. Project, Series A, VRDN, 0.23%, 2/08/10 (a)	20,900	20,900,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, BASF Corp. Project, AMT, VRDN, 0.40%, 2/08/10-2/08/10 (a)	14,000	14,000,000
Louisiana Offshore Terminal Authority, RB, Loop, Inc. Project, Series A, First Stage, VRDN, 0.19%, 2/01/10 (a)	18,060	18,060,000
Louisiana Public Facilities Authority, RB, Air Products & Chemicals Project, AMT, VRDN (a):
0.22%, 2/01/10	13,000	13,000,000
0.26%, 2/08/10	22,050	22,050,000

5	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Public Facilities Authority, RB, Eclipse Funding Trust Series 2007-0042, VRDN, 0.19%, 2/08/10 (a)(b)(c)	$21,245	$21,245,000
Louisiana Public Facilities Authority, RB, Port LLC Project, Series C, VRDN, 0.22%, 2/08/10 (a)	6,000	6,000,000
Louisiana Public Facilities Authority, RB, Tiger Athletic Project, VRDN, 0.19%, 2/08/10 (a)	20,750	20,750,000
Louisiana State Municipal Natural Gas Purchasing & District Authority, RB, PUTTERS, Series 1411Q, VRDN, 0.20%, 2/08/10 (a)(b)(c)	42,344	42,344,000
Parish of Plaquemines Louisiana, RB, BP Exploration & Oil, Inc., AMT, VRDN, 0.19%, 2/01/10-2/01/10 (a)	46,800	46,800,000
Parish of St. Charles Louisiana, RB, Shell Oil Co. Norco Project, AMT, VRDN, 0.29%, 2/01/10 (a)	23,600	23,600,000
State of Louisiana, RB, PUTTERS, Series 2377, VRDN, 0.25%, 2/08/10 (a)(b)(c)	9,420	9,420,000

		307,859,000

Maine—0.5%
Finance Authority of Maine, RB, Dearborn Precision Tubular Project, AMT, VRDN, 0.54%, 2/08/10 (a)	1,365	1,365,000
Finance Authority of Maine, RB, The Jackson Laboratory, VRDN, 0.23%, 2/08/10 (a)	21,230	21,230,000
Maine Health & Higher Educational Facilities Authority, RB, Series B, VRDN, 0.22%, 2/08/10 (a)	14,825	14,825,000
Maine Health & Higher Educational Facilities, RB, Wells Fargo Stage Trust, Series 2009-59C, VRDN, 0.18%, 2/08/10 (a)(b)(c)	13,190	13,190,000
Maine State Housing Authority, RB, State S/F Housing, Series H, VRDN, 0.23%, 2/01/10 (a)	16,500	16,500,000

		67,110,000

Maryland—0.7%
County of Carroll Maryland, RB, Fairhaven & Copper Project, Series B VRDN, 0.18%, 2/08/10 (a)	4,140	4,140,000
County of Washington Maryland, RB, Conservit, Inc. Facilities Project, VRDN, 0.35%, 2/08/10 (a)	4,165	4,165,000
Maryland Community Development Administration, RB, Residential Housing, Series F, VRDN, 0.21%, 2/08/10 (a)	15,000	15,000,000
Maryland Community Development Administration, RB, Residential Housing, Series G, AMT, VRDN, 0.25%, 2/08/10 (a)	18,000	18,000,000
Maryland Community Development Administration, RB, Residential Housing, Series M, VRDN, 0.21%, 2/08/10 (a)	9,000	9,000,000
Maryland Community Development Administration, RB, Series J, VRDN, 0.21%, 2/08/10 (a)	20,000	20,000,000
Maryland EDC, RB, Bindagraphics, Inc. Project, AMT, VRDN, 0.35%, 2/08/10 (a)	1,300	1,300,000
Maryland EDC, RB, Gamse Lithographing Co., AMT, VRDN, 0.35%, 2/08/10 (a)	2,180	2,180,000
Maryland EDC, RB, Linemark Printing, Inc. Project, AMT, VRDN, 0.40%, 2/08/10 (a)	5,205	5,205,000

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series D, VRDN, 0.18%, 2/01/10 (a)	$3,000	$3,000,000
Maryland State Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, Series 2007-19, AMT, VRDN, 0.35%, 2/08/10 (a)(b)	4,188	4,188,000
Maryland State Transportation Authority, RB, ROCS-RR-II-R-11437, VRDN, 0.20%, 2/08/10 (a)(b)(c)	10,000	10,000,000

		96,178,000

Massachusetts—4.8%
Commonwealth of Massachusetts, GO, Conservation Loan, Series B, VRDN, 0.18%, 2/01/10 (a)	15,800	15,800,000
Commonwealth of Massachusetts, GO, Series A, VRDN, 0.20%, 2/08/10 (a)	189,745	189,745,000
Commonwealth of Massachusetts, GO, Series B, VRDN, 0.25%, 2/08/10 (a)	36,000	36,000,000
Commonwealth of Massachusetts, RB, P- FLOATS, Series 3058, VRDN, 0.45%, 2/08/10 (a)	46,730	46,730,000
Commonwealth of Massachusetts, RB, P- FLOATS, Series 3511, VRDN, 0.45%, 2/08/10 (a)	18,500	18,500,000
Massachusetts Development Finance Agency, RB, Buckingham Brown & Nichols, VRDN, 0.19%, 2/08/10 (a)	2,400	2,400,000
Massachusetts Development Finance Agency, RB, Clark University, VRDN, 0.16%, 2/08/10 (a)	4,865	4,865,000
Massachusetts Development Finance Agency, RB, Cleveland Motion Controls, AMT, VRDN, 0.64%, 2/08/10 (a)	2,220	2,220,000
Massachusetts Development Finance Agency, RB, Cordis Mills LLC, AMT, VRDN, 0.26%, 2/08/10 (a)	9,850	9,850,000
Massachusetts Development Finance Agency, RB, Groton School, VRDN, 0.18%, 2/08/10 (a)	815	815,000
Massachusetts Development Finance Agency, RB, Lesley University, VRDN, 0.20%, 2/08/10 (a)	8,875	8,875,000
Massachusetts Development Finance Agency, RB, Smith College, VRDN, 0.25%, 2/08/10 (a)	66,850	66,850,000
Massachusetts Development Finance Agency, Refunding RB, The Chestnut Hill School Project, VRDN, 0.18%, 2/08/10 (a)	4,870	4,870,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System Project, Series F3, VRDN, 0.20%, 2/08/10 (a)	31,655	31,655,000
Massachusetts HFA, Refunding RB, Series F, VRDN, 0.18%, 2/08/10 (a)	31,720	31,720,000
Massachusetts School Building Authority, RB, ROCS-RR-II-R-10411, VRDN, 0.19%, 2/08/10 (a)(b)(c)	6,800	6,800,000
Massachusetts State Development Finance Agency, RB, Macon Trust Certificates, Series 2007 344, VRDN, 0.20%, 2/08/10 (a)(b)	60,534	60,534,000
Massachusetts State Health & Educational Facilities, Macon Trust, RB, Series 2007- 310, VRDN, 0.20%, 2/08/10 (a)	11,250	11,250,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010	6

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts State IFA, TECP, NEPCO Project, Series 92, 1.10%, 2/10/10	$30,500	$30,500,000
Massachusetts State Special Obligation RB, Puttable Floating Option Tax-Exempt Receipts, P-FLOATS, Series 4314, VRDN, 0.45%, 2/08/10 (a)(c)	21,330	21,330,000
Massachusetts State Turnpike Authority, Clipper Tax-Exempt Certificate Trust, RB, Series 2007, AMT, VRDN, 0.20%, 2/08/10 (a)(b)	17,546	17,546,000
Massachusetts State Water Pollution Abatement, RB, PUTTERS, Series 2847, VRDN, 0.20%, 2/08/10 (a)(b)(c)	3,240	3,240,000
Massachusetts Water Resources Authority, RB, Subseries A, VRDN, 0.24%, 2/08/10 (a)	12,880	12,880,000

		634,975,000

Michigan—1.0%
Eastern Michigan University, RB, General, Series A, VRDN, 0.21%, 2/01/10 (a)	8,300	8,300,000
Holt Public Schools, GO, VRDN, 0.22%, 2/08/10 (a)	4,100	4,100,000
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital, Series A, VRDN, 0.17%, 2/08/10 (a)	6,690	6,690,000
Michigan Municipal Bond Authority, RB, State Aid, Series C-2, VRDN, 2.50%, 8/20/10 (a)	25,400	25,627,695
Michigan State HDA, RB, Series A, AMT, VRDN, 0.26%, 2/01/10 (a)	35,800	35,800,000
Michigan State HDA, RB, Series E, AMT, VRDN, 0.30%, 2/08/10 (a)	25,000	25,000,000
Michigan State HDA, Refunding RB, Series B, AMT, VRDN, 0.20%, 2/08/10 (a)	18,300	18,300,000
Wayne County Airport Authority, RB, Detroit Metro, Series C1, AMT, VRDN, 0.22%, 2/08/10 (a)	14,060	14,060,000

		137,877,695

Minnesota—0.6%
Rochester Minnesota Health Care, TECP, Mayo Project, Series 00C, 0.25%, 4/06/10	34,000	34,000,000
Rochester Minnesota Health Facilities, TECP, Mayo Project, Series 00B, 0.25%, 4/06/10	19,000	19,000,000
Rochester Minnesota Health Facilities, TECP, Mayo Project, Series 92C, 0.36%, 2/11/10	31,300	31,300,000

		84,300,000

Mississippi—0.8%
Mississippi Business Finance Commission, RB, Chevron USA, Inc. Project, Series 2007D, 0.45%, 3/01/10	12,500	12,500,000
Mississippi Business Finance Corp., RB, Jackson Medical Mall Foundation Project, VRDN, 0.25%, 2/08/10 (a)	4,765	4,765,000
Mississippi Development Bank Special Obligation, RB, Harrison Project, Series A, VRDN, 0.19%, 2/08/10 (a)	13,100	13,100,000
Mississippi Development Bank Special Obligation, RB, Municipal Gas Authority, Natural Gas Project, VRDN, 0.19%, 2/08/10 (a)	41,503	41,503,000
Mississippi Development Bank Special Obligation, RB, Walnut Grove Youth, Series A, VRDN, 0.22%, 2/08/10 (a)	11,000	11,000,000

Municipal Bonds	Par (000)	Value

Mississippi (concluded)
Mississippi State, Clipper Tax-Exempt Certificate Trust, RB, Series 2008-6, AMT, VRDN, 0.23%, 2/08/10 (a)(b)	$25,270	$25,270,000

		108,138,000

Missouri—1.3%
City of Kansas City Missouri, RB, H. Roe Bartle, Series E, VRDN, 0.20%, 2/08/10 (a)	11,625	11,625,000
Kansas City IDA, RB, KC Downtown Redevelopment Project, Series B, VRDN, 0.25%, 2/08/10 (a)	13,845	13,845,000
Missouri State Health & Educational Facilities Authority, RB, Ascension Health, Series C-1, 0.56%, 5/04/10	5,000	5,000,000
Missouri State Health & Educational Facilities Authority, RB, Ascension Health, Series C-3, 0.73%, 3/03/10	18,150	18,150,000
Missouri State Health & Educational Facilities Authority, RB, Drury College, VRDN, 0.20%, 2/01/10 (a)	5,800	5,800,000
Missouri State Health & Educational Facilities Authority, RB, Eagle Trust Receipts, Series 2007-0001A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	8,470	8,470,000
Missouri State Health & Educational Facilities Authority, RB, Lutheran Senior Services Project, VRDN, 0.18%, 2/08/10 (a)	9,000	9,000,000
Missouri State Health & Educational Facilities Authority, RB, Municipal Trust Receipts Floaters Series 157, VRDN, 0.18%, 2/08/10 (a)(b)(c)	14,840	14,840,000
Missouri State Health & Educational Facilities Authority, RB, Rockhurst University, VRDN, 0.20%, 2/01/10 (a)	18,985	18,985,000
Missouri State Health & Educational Facilities Authority, RB, ROCS-RR-II-R- 12269, VRDN, 0.19%, 2/08/10 (a)(b)(c)	31,295	31,295,000
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care Corp., Series A-1, Remarketed, VRDN, 0.19%, 2/08/10 (a)	12,000	12,000,000
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care Corp., Series C-2, Remarketed, VRDN, 0.21%, 2/08/10 (a)	6,340	6,340,000
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series D-2, VRDN, 0.20%, 2/01/10 (a)	11,600	11,600,000
Palmyra IDA, RB, BASF Corp. Project, AMT, VRDN, 0.40%, 2/08/10 (a)	8,000	8,000,000

		174,950,000

Nebraska—1.2%
American Public Energy Agency, RB, National Public Gas Agency Project, Series A, VRDN, 0.19%, 2/08/10 (a)	19,112	19,112,000
Central Plains Energy Project, RB, Project No. 2, VRDN, 0.19%, 2/08/10 (a)	95,000	95,000,000
City of Lincoln Nebraska, RB, Municipal Trust Receipts Floaters Series 2900, VRDN, 0.22%, 2/08/10 (a)(b)(c)	13,370	13,370,000
Douglas County Hospital Authority No. 3, RB, ROCS-RR-II-R-11693, VRDN, 0.19%, 2/08/10 (a)(b)(c)	5,265	5,265,000

7	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska (concluded)
Lincoln Nebraska, RB, Eclipse Funding Trust Series 2007-0043, VRDN, 0.20%, 2/08/10 (a)(b)	$23,385	$23,385,000

		156,132,000

Nevada—1.5%
Austin Trust, GO, Various Certificates, Series 2008-1171, VRDN, 0.18%, 2/08/10 (a)(b)	9,770	9,770,000
Clark County Nevada, Deutsche Bank SPEARS Trust, RB, Series 669, VRDN, 0.20%, 2/08/10 (a)(b)(c)	3,550	3,550,000
Clark County School District, GO, ROCS-RR- II-R-11297, VRDN, 0.19%, 2/08/10 (a)(b)(c)	3,760	3,760,000
County of Clark Nevada, RB, Airport System Subordinate Lien Series 09A, RAN, 2.50%, 7/15/10	129,000	129,950,066
Director of the State of Nevada Department of Business & Industry, RB, LVE Energy Partners LLC Project, AMT, VRDN, 0.40%, 2/08/10 (a)	13,100	13,100,000
Director of the State of Nevada Department of Business & Industry, RB, Republic Services, Inc. Project, AMT, VRDN, 0.30%, 2/08/10 (a)	41,000	41,000,000

		201,130,066

New Hampshire—0.9%
New Hampshire Business Finance Authority, RB, Monadnock Community Hospital, VRDN, 0.21%, 2/01/10 (a)	19,325	19,325,000
New Hampshire Business Finance Authority, RB, Wiggins Airways, Inc., AMT, VRDN, 0.30%, 2/08/10 (a)	2,880	2,880,000
New Hampshire Business Finance Authority, TECP, NEPCO Project, Series 90A, 1.15%, 2/10/10	81,850	81,850,000
New Hampshire Health & Education Facilities Authority, RB, River College, VRDN, 0.22%, 2/08/10 (a)	10,465	10,465,000

		114,520,000

New Jersey—7.5%
Borough of Butler New Jersey, GO, BAN, 1.50%, 8/27/10	9,342	9,376,792
Borough of Haddonfield New Jersey, GO, BAN, 1.50%, 7/23/10	5,594	5,612,749
City of Margate City New Jersey, GO, BAN, 1.50%, 7/13/10	4,800	4,816,065
County of Essex New Jersey, GO, BAN, 2.00%, 6/24/10	99,000	99,590,145
County of Passaic New Jersey, GO, BAN, 1.50%, 4/13/10	15,004	15,027,311
Essex County New Jersey Import Authority, RB, Puttable Floating Option Tax-Exempt Receipts, Series 3987, VRDN, 0.45%, 2/08/10 (a)(c)	46,650	46,650,000
Garden State Preservation Trust, RB, Floaters, Series DCL 006, VRDN, 0.25%, 2/08/10 (a)	13,470	13,470,000
New Jersey EDA, RB, Dexia Credit Local Certificates, Series 2008-063, VRDN, 0.35%, 2/08/10 (a)(b)(c)	10,785	10,785,000
New Jersey EDA, RB, P-FLOATS, Series 2805, VRDN, 0.45%, 2/08/10 (a)(c)	32,735	32,735,000
New Jersey EDA, RB, P-FLOATS, Series 3824, VRDN, 0.45%, 2/08/10 (a)(c)	24,500	24,500,000

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, RB, Series 2009A, RAN, 2.50%, 6/18/10	$146,850	$147,945,164
New Jersey Housing & Mortgage Finance Agency S/F Housing, RB, Series O, AMT, VRDN, 0.35%, 2/08/10 (a)	15,500	15,500,000
New Jersey Housing & Mortgage Finance Agency, RB, Housing, Series 3, AMT, VRDN, 0.24%, 2/08/10 (a)	150,790	150,790,000
New Jersey State Turnpike Authority, RB, P- FLOATS, Series 2493, VRDN, 0.45%, 2/08/10 (a)(c)	24,430	24,430,000
State of New Jersey, RB, TRAN, 2.50%, 6/24/10	323,750	326,248,449
Tobacco Settlement Financing Corp., RB, Municipal Trust Receipts Floaters, Series 2959, VRDN, 0.27%, 2/08/10 (a)(b)(c)	14,215	14,215,000
Township of Old Bridge New Jersey, GO, BAN, 2.00%, 10/19/10	3,728	3,762,271
Township of Readington, GO, BAN, 1.00%, 2/03/11	20,000	20,113,400
Township of Springfield New Jersey/Union County, GO BAN, 1.50%, 8/13/10	9,512	9,554,132
Township of Woodbridge New Jersey, GO, BAN, 1.50%, 7/02/10	20,000	20,061,558

		995,183,036

New Mexico—0.5%
County of Bernalillo New Mexico, Tax Refunding RB, 2.00%, 6/15/10	5,000	5,022,769
New Mexico Educational Assistance Foundation, RB, Series A, AMT, VRDN, 0.24%, 2/08/10 (a)	5,000	5,000,000
New Mexico Educational Assistance Foundation, RB, Student Loans, Series A-1, AMT, VRDN, 0.24%, 2/08/10 (a)	15,000	15,000,000
New Mexico Educational Assistance Foundation, RBC Municipal Products, Inc. Trust, RB, Municipal Trust Receipts Floaters Series I-36, AMT, VRDN, 0.36%, 2/08/10 (a)(b)(c)	15,000	15,000,000
New Mexico Finance Authority, RB, Subseries A1, VRDN, 0.17%, 2/08/10 (a)	19,000	19,000,000
New Mexico Hospital Equipment Loan Council, RB, Presbyterian Healthcare Foundation, Series C, VRDN, 0.20%, 2/08/10 (a)	10,400	10,400,000

		69,422,769

New York—5.7%
City of New York, GO, Subseries L-3, VRDN, 0.21%, 2/01/10 (a)	20,400	20,400,000
Metropolitan Transportation Authority, RB, Eagle Trust Receipts Series 2007- 0095A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	7,000	7,000,000
Metropolitan Transportation Authority, RB, ROCS-RR-II-R-12289, VRDN, 0.19%, 2/08/10 (a)(b)(c)	27,545	27,545,000
Metropolitan Transportation Authority, Refunding RB, Series A, VRDN, 0.23%, 2/08/10 (a)	67,000	67,000,000
New York City Housing Development Corp., RB, Local M/F Housing, Series L, VRDN, 0.40%, 12/15/10 (a)	22,300	22,300,000
New York City Housing Development Corp., RB, Series I-2, AMT, 0.72%, 5/13/10	12,500	12,500,000
New York City Industrial Development Agency, RB, One Bryant Park LLC Project, Series 1-A, VRDN, 0.19%, 2/08/10 (a)	22,200	22,200,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010	8

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City Municipal Water Finance Authority, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts, Series 2009-0046, Class A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	$13,430	$13,430,000
New York City Municipal Water Finance Authority, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts, Series 2009-0047, Class A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority, RB, Municipal Trust Receipts Floaters Series 2843, VRDN, 0.22%, 2/08/10 (a)(b)(c)	24,565	24,565,000
New York City Municipal Water Finance Authority, RB, ROCS-RR-II-R-12309, VRDN, 0.19%, 2/08/10 (a)(b)(c)	21,495	21,495,000
New York City Municipal Water Finance Authority, RB, ROCS-RR-II-R-406, VRDN, 0.19%, 2/08/10 (a)(b)(c)	24,135	24,135,000
New York City Municipal Water Finance Authority, Refunding RB, Subseries B-3, VRDN, 0.21%, 2/01/10 (a)	14,250	14,250,000
New York City Municipal Water Finance Authority, TECP:
0.23%, 2/03/10	28,500	28,500,000
0.23%, 2/03/10	30,000	30,000,000
Series 7-7, 0.18%, 2/04/10	13,200	13,200,000
New York Liberty Development Corp., RB, World Trade Center Project, Series A, 0.50%, 1/18/11	130,000	130,000,000
New York State Dormitory Authority, RB, Eagle Trust Receipts Series 2007- 0002A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	20,000	20,000,000
New York State Dormitory Authority, RB, Mental Health, VRDN, 0.23%, 2/01/10 (a)	75,715	75,715,000
New York State Environmental Facilities Corp., RB, ROCS-RR-II-R-12273, VRDN, 0.19%, 2/08/10 (a)(b)(c)	5,710	5,710,000
New York State Local Government Services Corp., RB, Series E, VRDN, 0.18%, 2/08/10 (a)	12,000	12,000,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS Trust, RB, Series 3194, AMT, VRDN, 0.29%, 2/08/10 (a)(b)(c)	47,990	47,990,000
Poughkeepsie Industrial Development Agency, RB, Manor at Woodside Project, AMT, VRDN, 0.35%, 2/08/10 (a)	15,725	15,725,000
Sales Tax Asset Receivable Corp., RB, Municipal Trust Receipts Floaters Series 2901, VRDN, 0.22%, 2/08/10 (a)(b)(c)	32,545	32,545,000
Sales Tax Asset Receivable Corp., RB, ROCS-RR-II-R-10395, VRDN, 0.20%, 2/08/10 (a)(b)(c)	33,905	33,905,000
Triborough Bridge & Tunnel Authority, RB, Series A, VRDN, 0.19%, 2/08/10 (a)	28,810	28,810,000

		760,920,000

North Carolina—1.9%
BB&T Municipal Trust, RB, Municipal Trust Receipts Floaters Series 1016, VRDN, 0.26%, 2/08/10 (a)(b)(c)	19,420	19,420,000
Charlotte-Mecklenburg Hospital Authority, RB, Series F, VRDN, 0.38%, 2/08/10 (a)	45,305	45,305,000
City of Raleigh North Carolina, RB, 7 Month Window, VRDN, 0.30%, 2/08/10 (a)	5,000	5,000,000

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
County of Forsyth North Carolina, GO, Series B, VRDN, 0.18%, 2/08/10 (a)	$7,070	$7,070,000
Mecklenburg County North Carolina, GO, 7 Month Windows, Series D, VRDN, 0.30%, 2/08/10 (a)	9,000	9,000,000
North Carolina Capital Facilities Finance Agency, RB, Campbell University, VRDN, 0.20%, 2/08/10 (a)	4,935	4,935,000
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas LLC, Series A, AMT, VRDN, 0.20%, 2/08/10 (a)	11,000	11,000,000
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas LLC, Series B, AMT, VRDN, 0.32%, 2/08/10 (a)	7,000	7,000,000
North Carolina Medical Care Commission, RB, ROCS-RR-II-R-10313, VRDN, 0.21%, 2/08/10 (a)(b)(c)	12,500	12,500,000
North Carolina Medical Care Commission, RB, WakeMed, Series B, VRDN, 0.18%, 2/08/10 (a)	9,400	9,400,000
North Carolina State Education Assistance Authority, RB, Student Loan, Series A-2, AMT, VRDN, 0.24%, 2/08/10 (a)	14,000	14,000,000
Raleigh Durham Airport Authority, RB, Series A, AMT, VRDN, 0.25%, 2/08/10 (a)	100,690	100,690,000
University of North Carolina at Chapel Hill, RB, ROCS-RR-II-R-11292, VRDN, 0.19%, 2/08/10 (a)(b)(c)	3,070	3,070,000

		248,390,000

Ohio—1.4%
Akron Bath Copley Joint Township Hospital District, RB, Hospital Facilities Summa Health System, Series B, VRDN, 0.16%, 2/08/10 (a)	24,635	24,635,000
County of Butler Ohio, GO, Various Purposes Project, BAN, 1.25%, 8/05/10	6,858	6,876,961
County of Montgomery, Refunding RB, Catholic Health Initiatives Project, Series B2, VRDN, 0.20%, 2/08/10 (a)	11,300	11,300,000
Ohio Air Quality Development Authority, RB, Cincinnati Gas & Electric, Series B, VRDN, 0.30%, 2/08/10 (a)	1,300	1,300,000
Ohio Air Quality Development Authority, RB, Pollution Control, FirstEnergy Generation, Series A, VRDN, 0.34%, 2/08/10 (a)	46,420	46,420,000
Ohio State Higher Educational Facility Commission, RB, Eagle Trust Receipts Series 2007-0041A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	43,600	43,600,000
Ohio State Water Development Authority, RB, FirstEnergy Nuclear Generation, Series B, VRDN, 0.21%, 2/01/10 (a)	30,950	30,950,000
Olentangy Local School District Ohio, GO, Eclipse Funding Trust Series 2007-0007, VRDN, 0.18%, 2/08/10 (a)(b)	15,165	15,165,000

		180,246,961

Oklahoma—0.4%
Oklahoma Development Finance Authority, RB, ConocoPhillips Holding Co. Project, AMT, VRDN, 0.24%, 2/08/10 (a)	10,000	10,000,000
Oklahoma Development Finance Authority, RB, ConocoPhillips Project, AMT, VRDN, 0.24%, 2/08/10 (a)	29,300	29,300,000

9	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Oklahoma (concluded)
Oklahoma Municipal Power Authority, Refunding RB, Series A, VRDN, 0.21%, 2/01/10 (a)	$18,695	$18,695,000

		57,995,000

Oregon—0.2%
Clackamas County Hospital Facility Authority, RB, Mary’s Woods at Marylhurst Project, VRDN, 0.18%, 2/08/10 (a)	9,640	9,640,000
Oregon State Facilities Authority, RB, Childpeace Montessori, Series A, VRDN, 0.18%, 2/08/10 (a)	7,000	7,000,000
Oregon State Facilities Authority, RB, Oregon Episcopal School Projects, Series A, VRDN, 0.18%, 2/08/10 (a)	7,000	7,000,000

		23,640,000

Pennsylvania—2.1%
Berks County Municipal Authority, RB, Floaters, RBC Municipal Products, Inc. Trust Various States, Series C13, VRDN, 0.23%, 2/08/10 (a)(b)(c)	15,995	15,995,000
City of Philadelphia Pennsylvania, RB, VRDN, 0.23%, 2/08/10 (a)	35,175	35,175,000
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series C, VRDN, 0.20%, 2/01/10 (a)	13,200	13,200,000
Emmaus General Authority, RB, Loan Program, Series A, Remarketed, VRDN, 0.19%, 2/08/10 (a)	73,500	73,500,000
Emmaus General Authority, RB, VRDN, 0.28%, 2/08/10 (a)	25,250	25,250,000
Pennsylvania Economic Development Financing Authority, RB, Republic Services, Inc. Project, AMT, VRDN, 0.30%, 2/08/10 (a)	8,000	8,000,000
Pennsylvania HFA, RB, Municipal Trust Receipts Floaters, Series 2009-10C, AMT, VRDN, 0.23%, 2/08/10 (a)(b)(c)	10,540	10,540,000
Pennsylvania HFA, RB, Rental Housing, Series D, VRDN, 0.22%, 2/08/10 (a)	4,855	4,855,000
Pennsylvania HFA, RB, Series 2006-94B, AMT, VRDN, 0.22%, 2/08/10 (a)	25,165	25,165,000
Pennsylvania State, Clipper Tax-Exempt Certificate Trust, RB, Series 2007, AMT, VRDN, 0.23%, 2/08/10 (a)(b)(c)	17,385	17,385,000
Philadelphia Authority for Industrial Development, RB, Liberty Lutheran Services Project, VRDN, 0.18%, 2/08/10 (a)	17,910	17,910,000
Southcentral General Authority, RB, Wellspan Health Group, Series C, VRDN, 0.24%, 2/08/10 (a)	8,400	8,400,000
Venango IDA, TECP, Scrubgrass Project:
0.70%, 2/04/10	11,500	11,500,000
0.70%, 2/03/10	1,168	1,168,000
0.70%, 2/08/10	3,678	3,678,000
Westmoreland County IDA, Refunding RB, Redstone Presbyterian Senior Project, Series B, VRDN, 0.18%, 2/08/10 (a)	8,865	8,865,000

		280,586,000

Puerto Rico—3.3%
Commonwealth of Puerto Rico, GO, Public Improvement, Series C4, VRDN, 0.23%, 2/08/10 (a)	36,100	36,100,000

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Commonwealth of Puerto Rico, GO, Public Improvement, Series C5, VRDN, 0.23%, 2/08/10 (a)	$158,715	$158,715,000
Puerto Rico Electric Power Authority, RB, Floaters, Series DCL 2008-013, VRDN, 0.35%, 2/08/10 (a)	14,635	14,635,000
Puerto Rico Electric Power Authority, RB, Puttable Floating Option Tax-Exempt Receipts, Series 4147, VRDN, 0.45%, 2/08/10 (a)(b)(c)	55,485	55,485,000
Puerto Rico Highway & Transportation Authority, RB, P-FLOATS, Series 3189, VRDN, 0.45%, 2/08/10 (a)	77,265	77,265,000
Puerto Rico Highway & Transportation Authority, RB, P-FLOATS, Series 3677, VRDN, 0.45%, 2/08/10 (a)	7,570	7,570,000
Puerto Rico, Austin Trust Various Certificates, Series 2008-355, VRDN, 0.20%, 2/08/10 (a)(b)(c)	85,700	85,700,000

		435,470,000

Rhode Island—0.4%
Rhode Island Health & Educational Building Corp., RB, Roger Williams University, Series A, VRDN, 0.21%, 2/08/10 (a)	10,460	10,460,000
Rhode Island Housing & Mortgage Finance Corp., RB, Groves at Johnston Project, AMT, VRDN, 0.35%, 2/08/10 (a)	17,500	17,500,000
Rhode Island Housing & Mortgage Finance Corp., RB, JPMorgan Chase PUTTERS Trust, Series 3210, VRDN, 0.20%, 2/08/10 (a)(b)(c)	14,905	14,905,000
Rhode Island Housing & Mortgage Finance Corp., RB, State M/F Mortgage, Smith Building, Series A, AMT, VRDN, 0.30%, 2/08/10 (a)	2,110	2,110,000
State of Rhode Island, RB, Immunex Corp. Sewer Project, AMT, VRDN, 0.30%, 2/08/10 (a)	2,880	2,880,000

		47,855,000

South Carolina—1.7%
County of Berkeley South Carolina, GO, BAN, 1.25%, 5/28/10	9,100	9,122,153
County of Berkeley South Carolina, RB, Nucor Corp. Project, AMT, VRDN, 0.28%, 2/08/10 (a)	9,400	9,400,000
County of Berkeley South Carolina, RB, Nucor Corp. Project, Series A, AMT, VRDN, 0.26%, 2/08/10 (a)	15,000	15,000,000
County of Berkeley, RB, Amoco Corp. - Berkeley Facilities Project, AMT, VRDN, 0.19%, 2/01/10 (a)	19,800	19,800,000
County of Darlington South Carolina, RB, Nucor Corp. Project, Series A, AMT, VRDN, 0.26%, 2/08/10 (a)	4,100	4,100,000
Greenville County South Carolina School District, JPMorgan Chase PUTTERS Trust, RB, Series 3165, VRDN, 0.20%, 2/08/10 (a)(b)(c)	15,995	15,995,000
Greenville Hospital System Board, RB, Series C, VRDN, 0.21%, 2/08/10 (a)	4,500	4,500,000
Piedmont Municipal Power Agency, RB, Series B, VRDN, 0.20%, 2/08/10 (a)	25,900	25,900,000
Piedmont Municipal Power Agency, RB, Series C, VRDN, 0.27%, 2/08/10 (a)	2,300	2,300,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010	10

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

South Carolina (concluded)
South Carolina Jobs-EDA, RB, Core Materials Corp. Project, AMT, VRDN, 0.64%, 2/08/10 (a)	$2,450	$2,450,000
South Carolina Jobs-EDA, RB, Electric City Printing Co. Project, AMT, VRDN, 0.38%, 2/08/10 (a)	2,800	2,800,000
South Carolina Jobs-EDA, RB, Giant Cement Holding, Inc., AMT, VRDN, 0.28%, 2/08/10 (a)	39,000	39,000,000
South Carolina Jobs-EDA, RB, University Medical Associates Refinance Project, VRDN, 0.21%, 2/01/10 (a)	29,000	29,000,000
South Carolina State Public Service Authority, RB, Eclipse Funding Trust Series 2006-0064, VRDN, 0.20%, 2/08/10 (a)(b)	24,770	24,770,000
Spartanburg County Regional Health Services District, RB, Series C, VRDN, 0.21%, 2/08/10 (a)	19,415	19,415,000
State of South Carolina, GO, ROCS-RR-II-R- 692WF, VRDN, 0.18%, 2/08/10 (a)(b)(c)	4,140	4,140,000

		227,692,153

Tennessee—3.3%
Blount County Tennessee Public Building Authority, RB, Eclipse Funding Trust Series 2007-0005, VRDN, 0.20%, 2/08/10 (a)(b)	27,560	27,560,000
City of Memphis Tennessee, GO, BAN, 2.00%, 5/18/10	10,000	10,042,458
County of Shelby Tennessee, GO, Public Improvements, Series B, VRDN, 0.24%, 2/08/10 (a)	76,770	76,770,000
County of Shelby Tennessee, GO, Series C, VRDN, 0.19%, 2/08/10 (a)	52,975	52,975,000
Memphis-Shelby County Tennessee Sports Authority, Clipper Tax-Exempt Certificate Trust, RB, Series 2007-22, AMT, VRDN, 0.20%, 2/08/10 (a)(b)(c)	12,795	12,795,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Ascension Health, VRDN, 0.35%, 2/08/10 (a)	17,675	17,675,000
Metropolitan Nashville Airport Authority, RB, Series A, VRDN, 0.17%, 2/08/10 (a)	5,500	5,500,000
Montgomery County Public Building Authority, RB, Tennessee County Loan Pool, VRDN (a):
0.21%, 2/01/10	79,085	79,085,000
0.25%, 2/08/10	11,045	11,045,000
Municipal Energy Acquisition Corp., RB, PUTTERS, Series 1578, VRDN, 0.20%, 2/08/10 (a)(b)(c)	106,155	106,155,000
Municipal Energy Acquisition Corp., RB, PUTTERS, Series 1579, VRDN, 0.20%, 2/08/10 (a)(b)(c)	26,420	26,420,000
Sevier County Public Building Authority, RB, Local Government Public Improvement Series VII-E-1, VRDN, 0.25%, 2/08/10 (a)	7,000	7,000,000
Tennergy Corp., RB, STARS Certificates Trust, Series 2006-001, VRDN, 0.20%, 2/08/10 (a)(b)(c)	10,385	10,385,000

		443,407,458

Texas—13.1%
Bexar County Texas, GO, Puttable Floating Option Tax-Exempt Receipts, Series 4651, VRDN, 0.20%, 2/08/10 (a)(b)(c)	13,330	13,330,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
Brazos Harbor IDC, RB, ConocoPhillips Co. Project, AMT, VRDN, 0.24%, 2/08/10 (a)	$6,000	$6,000,000
City of Austin Texas, RB, Hotel Occupancy Tax, Subseries A, VRDN, 0.22%, 2/08/10 (a)	12,480	12,480,044
City of Dallas Texas, RB, ROCS-RR-II-R- 12279, VRDN, 0.19%, 2/08/10 (a)(b)(c)	7,805	7,805,000
City of Fort Worth, GO, Public Improvements, 3.00%, 3/01/10	1,135	1,137,141
City of Houston Texas, RB, First Lien, Series A1, VRDN, 0.20%, 2/08/10 (a)	38,700	38,700,000
City of Houston, RB, Various Certificates, Series DCL, 2008-055, VRDN, 0.35%, 2/08/10 (a)(c)	16,295	16,295,000
City of San Antonio Texas, RB, Eagle Trust Receipts Series 2006-0005A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	7,500	7,500,000
City of San Antonio Texas, RB, Eagle Trust Receipts Series 720053010A, VRDN, 0.20%, 2/08/10 (a)(b)(c)	34,550	34,550,000
County of Bexar Texas, GO, PUTTERS, Series 537, VRDN, 0.20%, 2/08/10 (a)(b)(c)	3,975	3,975,000
County of Denton Texas, GO, Municipal Trust Receipts Floaters, Series 117, VRDN, 0.21%, 2/01/10 (a)(b)(c)	8,930	8,930,000
County of Harris Texas, RB, Municipal Trust Receipts Floaters, Series 31-A, VRDN, 0.18%, 2/08/10 (a)(b)(c)	14,000	14,000,000
County of Harris Texas, RB, Toll Road, Senior Lien, Series B2, VRDN, 2.00%, 8/12/10 (a)	45,000	45,358,418
Cypress-Fairbanks Independent School District, GO, ROCS-RR-II-R-12104, VRDN, 0.19%, 2/08/10 (a)(b)(c)	9,900	9,900,000
Del Valle Independent School District Texas, GO, PUTTERS Series 1946, VRDN, 0.23%, 2/08/10 (a)(b)(c)	17,240	17,240,000
Denton Independent School District, GO, PUTTERS Series 2603, VRDN, 0.20%, 2/08/10 (a)(b)(c)	7,420	7,420,000
Eagle Mountain & Saginaw Independent School District, GO, Municipal Trust Receipts, Series 141, VRDN, 0.24%, 2/08/10 (a)(b)(c)	12,000	12,000,000
Fort Worth Texas, Deutsche Bank SPEARS Trust, RB, Series 515, VRDN, 0.20%, 2/08/10 (a)(b)(c)	18,880	18,880,000
Galena Park Independent School District, GO, Municipal Trust Receipts Floaters, Series 154, VRDN, 0.18%, 2/08/10 (a)(b)(c)	11,065	11,065,000
Gregg County Health Facilities Development Corp., RB, Good Shepherd Medical Center Project, VRDN, 0.25%, 2/08/10 (a)	19,775	19,775,000
Gulf Coast Waste Disposal Authority, RB, Air Products & Chemicals Project, AMT, VRDN, 0.26%, 2/08/10 (a)	2,800	2,800,000
Gulf Coast Waste Disposal Authority, RB, Air Products, Inc. Project, AMT, VRDN, 0.26%, 2/08/10 (a)	29,500	29,500,000
Harris County Cultural Education Facilities Finance Corp., RB, Methodist Hospital Project, Series C2, VRDN, 0.18%, 2/01/10 (a)	43,140	43,140,000

11	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Harris County Health Facilities Development Corp., RB, Baylor College Project, Series B, VRDN, 0.20%, 2/01/10 (a)	$26,950	$26,950,000
Harris County Health Facilities Development Corp., RB, Saint Luke’s Episcopal Health, Series A, VRDN, 0.25%, 2/08/10	96,000	96,000,000
Harris County Health Facilities Development Corp., RB, St. Luke’s Episcopal Hospital, Series B, VRDN, 0.19%, 2/08/10 (a)	40,000	40,000,000
Harris County Hospital District, RB, ROCS- RR-II-R-12075, VRDN, 0.19%, 2/08/10 (a)(b)(c)	17,000	17,000,000
Harris County Texas, Clipper Tax-Exempt Certificate Trust, GO, Series 2007-46, VRDN, 0.23%, 2/08/10 (a)(b)(c)	10,360	10,360,000
Houston Texas, RB, Puttable Floating Option Tax-Exempt Receipts, Series 4159, VRDN, 0.45%, 2/08/10 (a)(b)(c)	18,225	18,225,000
Jewett EDC Industrial Development, RB, Nucor Corp. Project, AMT, VRDN, 0.27%, 2/08/10 (a)	6,200	6,200,000
Keller Independent School District, GO, Municipal Trust Receipts, Series 111, VRDN, 0.21%, 2/01/10 (a)(b)(c)	33,700	33,700,000
Lake Travis Independent School District, GO, PUTTERS, Series 1882, VRDN, 0.20%, 2/08/10 (a)(b)(c)	9,770	9,770,000
Lubbock Health Facilities Development Corp., Refunding RB, St. Joseph Health System Project, Series B, VRDN, 0.20%, 2/01/10 (a)	18,790	18,790,000
Port Arthur Navigation District, RB, Air Products & Chemicals Project, AMT, VRDN, 0.26%, 2/08/10 (a)	42,500	42,500,000
Port Freeport Texas, RB, BASF Corp. Project, AMT, VRDN, 0.40%, 2/08/10 (a)	24,500	24,500,000
Port Freeport Texas, RB, Multi-Mode, BASF Corp. Project, AMT, VRDN, 0.40%, 2/08/10 (a)	20,000	20,000,000
Port Houston Authority, JPMorgan Chase PUTTERS Trust, GO, Series 3170, AMT, VRDN, 0.30%, 2/08/10 (a)(b)(c)	25,215	25,215,000
Port of Corpus Christi Authority of Nueces County, RB, Flint Hills Resources LP, Series A, AMT, VRDN, 0.28%, 2/08/10 (a)	10,250	10,250,000
Port of Port Arthur Navigation District, RB, BASF Corp. Project, Series A, AMT, VRDN, 0.40%, 2/08/10 (a)	15,000	15,000,000
Port of Port Arthur Navigation District, RB, Motiva Enterprises LLC, AMT, VRDN, 0.33%, 2/08/10 (a)	7,200	7,200,000
Port of Port Arthur Navigation District, RB, Motiva Enterprises LLC, Series M, VRDN, 0.29%, 2/08/10 (a)	22,035	22,035,000
Port of Port Arthur Navigation District, RB, Multi-Mode, Atofina Project, Series B, AMT, VRDN, 0.23%, 2/08/10 (a)	10,000	10,000,000
Port of Port Arthur Navigation District, RB, Total Petrochemicals Project, AMT, VRDN, 0.23%, 2/08/10 (a)	50,000	50,000,000
State of Texas, GO, College Student Loan, AMT, VRDN, 0.40%, 2/01/10 (a)	20,520	20,520,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
State of Texas, GO, Eagle Trust Receipts, Series 2007-0090A, VRDN, 0.19%, 2/08/10 (a)(b)(c)	$29,195	$29,195,000
State of Texas, GO, ROCS-RR-II-R-11082, VRDN, 0.19%, 2/08/10 (a)(b)(c)	7,535	7,535,000
State of Texas, GO, Veterans Housing, Series A-2, AMT, VRDN, 0.25%, 2/08/10 (a)	6,000	6,000,000
State of Texas, RB, RAN, 2.50%, 8/31/10	660,000	667,739,614
Texas A&M University, RB, ROCS-RR-II-R- 11085, VRDN, 0.19%, 2/08/10 (a)(b)(c)	4,580	4,580,000
Texas Department of Housing & Community Affairs, RB, ROCS-RR-II-R- 11215WF, AMT, VRDN, 0.25%, 2/08/10 (a)(b)(c)	10,000	10,000,000
Texas Department of Transportation, TECP, Series A, 0.35%, 2/10/10	25,000	25,000,000
Texas Municipal Gas Acquisition & Supply Corp. II, RB, STARS Certificates Trust, Series 2007-042-19, VRDN, 0.20%, 2/08/10 (a)(b)(c)	30,000	30,000,000
Texas Municipal Gas Acquisition & Supply Corp. II, RB, ROCS-RR-II-R-10014, VRDN, 0.40%, 2/08/10 (a)(b)(c)	39,510	39,510,000
Texas State Turnpike Authority, RB, ROCS- RR-II-R-12248, VRDN, 0.21%, 2/08/10 (a)(b)(c)	24,750	24,750,000
Trinity River Authority, RB, Community Waste Disposal Project, AMT, VRDN, 0.28%, 2/08/10 (a)	4,170	4,170,000

		1,754,475,217

Utah—0.9%
City of Murray Utah, RB, IHC Health Services, Inc., Series C, VRDN (a):
0.20%, 2/01/10	20,000	20,000,000
0.18%, 2/01/10	24,250	24,250,000
City of Murray Utah, RB, IHC Health Services, Inc., Series D, VRDN, 0.20%, 2/01/10 (a)	30,000	30,000,000
County of Carbon Utah, RB, PacifiCorp, Remarketed, VRDN, 0.20%, 2/08/10 (a)	3,800	3,800,000
Utah Housing Corp., RB, State M/F Housing, Series DCl, AMT, VRDN, 0.20%, 2/08/10 (a)	16,715	16,715,000
Utah Housing Corp., RB, State S/F Housing, Series DCl, AMT, VRDN, 0.20%, 2/08/10 (a)	10,150	10,150,000
Utah Housing Corp., RB, State S/F Housing, Series GCl, AMT, VRDN, 0.20%, 2/08/10 (a)	15,190	15,190,000

		120,105,000

Vermont—0.1%
Vermont Educational & Health Buildings Financing Agency, RB, Landmark College, Inc. Project, Series A, VRDN, 0.21%, 2/01/10 (a)	3,250	3,250,000
Vermont Student Assistance Corp., RB, Senior Series C-1, AMT, VRDN, 0.22%, 2/08/10 (a)	15,000	15,000,000

		18,250,000

Virginia—0.9%
Capital Beltway Funding Corp., RB, Senior Lien, I-495 Hot Lanes, Series D, AMT, VRDN, 0.20%, 2/08/10 (a)	6,000	6,000,000
Charlottesville IDA, RB, University of Virginia Foundation Projects, Series B, VRDN, 0.21%, 2/08/10 (a)	11,055	11,055,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010	12

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Fairfax County IDA, RB, Inova Health System Foundation Project, Series A-2, VRDN, 0.20%, 2/01/10 (a)	$12,000	$12,000,000
Lexington IDA, RB, MERLOTS Trust Receipts, Series E01, VRDN, 0.18%, 2/08/10 (a)(b)(c)	5	5,000
Roanoke EDA, RB, Carilion Medical Center Project, Series A-2, VRDN, 0.21%, 2/01/10 (a)	35,000	35,000,000
Sussex County IDA, RB, McGill Environmental Systems, AMT, VRDN, 0.30%, 2/08/10 (a)	1,920	1,920,000
Virginia College Building Authority, Barclays Capital Municipal Trust Receipts, RB, Municipal Trust Receipts Floaters Series 3B, VRDN, 0.18%, 2/08/10 (a)(b)(c)	3,335	3,335,000
Virginia College Building Authority, Barclays Capital Municipal Trust Receipts, RB, Municipal Trust Receipts Floaters Series 4B, VRDN, 0.18%, 2/08/10 (a)(b)(c)	3,335	3,335,000
Virginia College Building Authority, RB, 21st Century College, Series B, VRDN, 0.21%, 2/01/10 (a)	13,900	13,900,000
Virginia College Building Authority, RB, University of Richmond Project, VRDN, 0.21%, 2/01/10 (a)	16,200	16,200,000
Virginia HDA, RB, MERLOTS Trust Receipts, Series C42, AMT, VRDN, 0.28%, 2/08/10 (a)(b)(c)	3,470	3,470,000
Virginia Port Authority, RB, Series 2009, BAN, 2.00%, 5/18/10	15,000	15,066,015

		121,286,015

Washington—2.5%
Chelan County Washington Public Utilities District, RB, Eclipse Funding Trust Series 2007-0047, VRDN, 0.20%, 2/08/10 (a)(b)(c)	11,455	11,455,000
City of Bellevue Washington, GO, Eagle Trust Receipts Series 2008-0025A, VRDN, 0.21%, 2/08/10 (a)(b)(c)	3,050	3,050,000
City of Tacoma Washington, GO, PUTTERS, Series 1220, VRDN, 0.25%, 2/08/10 (a)(b)(c)	10,150	10,150,000
King County Washington, Barclays Capital Municipal Trust Receipts, GO, Municipal Trust Receipts Floaters Series 1W, VRDN, 0.18%, 2/08/10 (a)(b)(c)	4,000	4,000,000
Port Bellingham IDC, RB, BP Plc Project, AMT, VRDN, 0.19%, 2/01/10 (a)	36,800	36,800,000
Port of Seattle Washington, GO, Municipal Trust Receipts Floaters, Series 2993, AMT, VRDN, 0.23%, 2/08/10 (a)(b)(c)	10,715	10,715,000
Seattle Housing Authority, RB, Douglas Apartments Project, VRDN, 0.33%, 2/08/10 (a)	5,700	5,700,000
State of Washington, GO, PUTTERS, Series 748, VRDN, 0.20%, 2/08/10 (a)	6,690	6,690,000
State of Washington, GO, ROCS-RR-II-R- 12285, VRDN, 0.19%, 2/08/10 (a)(b)(c)	11,625	11,625,000
Washington Health Care Facilities Authority, RB, Children’s Hospital, Series B, VRDN, 0.21%, 2/08/10 (a)	19,795	19,795,000
Washington Health Care Facilities Authority, RB, Children’s Hospital, VRDN, 0.22%, 2/08/10 (a)	16,595	16,595,000

Municipal Bonds	Par (000)	Value

Washington (concluded)
Washington Health Care Facilities Authority, RB, Municipal Trust Receipts Floaters Series 3007, VRDN, 0.22%, 2/08/10 (a)(b)(c)	$9,000	$9,000,000
Washington Health Care Facilities Authority, RB, Overlake Hospital Medical Center, Series C-2, VRDN, 0.25%, 2/01/10 (a)	26,500	26,500,000
Washington Health Care Facilities Authority, RB, Swedish Health Services, VRDN, 0.24%, 2/08/10 (a)	19,015	19,015,000
Washington Health Care Facilities Authority, Refunding RB, Fred Hutchinson Cancer Research Project, Series B, VRDN, 0.20%, 2/01/10 (a)	59,725	59,725,000
Washington Higher Education Facilities Authority, RB, Cornish College of Arts Project, Series A, VRDN, 0.27%, 2/08/10 (a)	11,160	11,160,000
Washington State Housing Finance Commission S/F Housing, RB, Series 1A, AMT, VRDN, 0.23%, 2/08/10 (a)	14,495	14,495,000
Washington State Housing Finance Commission, RB, ECCO Properties Project, Series A, VRDN, 0.35%, 2/08/10 (a)	15,960	15,960,000
Washington State Housing Finance Commission, RB, Heatherwood LLC, Series A, AMT, VRDN, 0.30%, 2/08/10 (a)	10,625	10,625,000
Washington State Housing Finance Commission, RB, State M/F Housing, Mill Pointe LP, Series A, Remarketed, AMT, VRDN, 0.30%, 2/08/10 (a)	9,225	9,225,000
Washington State Housing Finance Commission, RB, State M/F Housing, Springfield, Series A, Remarketed, AMT, VRDN, 0.30%, 2/08/10 (a)	11,050	11,050,000
Washington State, GO, Puttable Floating Option Tax-Exempt Receipts, Series 4658, VRDN, 0.20%, 2/08/10 (a)(b)(c)	6,065	6,065,000
Washington State, RB, Barclays Capital Municipal Trust Receipts, Series 14W, VRDN, 0.18%, 2/08/10 (a)(b)(c)	6,125	6,125,000

		335,520,000

West Virginia—0.3%
West Virginia EDA, RB, Appalachian Power Co. Project, Series A, VRDN, 0.23%, 2/08/10 (a)	3,050	3,050,000
West Virginia State Parkways Economic Development & Tourism Authority, Refunding RB, VRDN, 0.26%, 2/08/10 (a)	43,000	43,000,000

		46,050,000

Wisconsin—2.8%
Milwaukee Redevelopment Authority, RB, Cathedral Place Parking Facility, VRDN, 0.30%, 2/08/10 (a)	14,770	14,770,000
State of Wisconsin, GO, Municipal Trust Receipts Floaters Series 2927, VRDN, 0.22%, 2/08/10 (a)(b)(c)	13,050	13,050,000
State of Wisconsin, RB, Series 2009, BAN, 2.50%, 6/15/10	27,750	27,953,344
State Of Wisconsin, TECP, Petroleum Inspection Fee, Series 2000, 0.42%, 2/12/10	15,000	15,000,000

13	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Wisconsin (concluded)
State of Wisconsin, TECP, Series 2008:
0.50%, 3/12/10	$29,000	$29,000,000
0.42%, 4/09/10	107,313	107,313,000
0.45%, 2/09/10	10,000	10,000,000
Wisconsin Health & Educational Facilities Authority, RB, Capital Lakes, Inc., Series B, VRDN, 0.25%, 2/08/10 (a)	10,025	10,025,000
Wisconsin Health & Educational Facilities Authority, RB, National Regency New Berlin Project, VRDN, 0.21%, 2/01/10 (a)	8,800	8,800,000
Wisconsin Housing & EDA, RB, Series G, AMT, VRDN, 0.45%, 2/08/10 (a)	16,700	16,700,000
Wisconsin Housing & EDA, RB, State S/F Housing, Series A, AMT, VRDN, 0.55%, 2/08/10 (a)	56,120	56,120,000
Wisconsin State, TECP, Petroleum Inspection Fee, 0.42%, 2/04/10	13,150	13,150,000
Wisconsin State, TECP, Petroleum Inspection Fee, Series 00, 0.38%, 4/08/10	28,000	28,000,000
Wisconsin State, Wells Fargo Stage Trust, RB, Municipal Trust Receipts Floaters Series 2009-10C, VRDN, 0.18%, 2/08/10 (a)(b)(c)	19,940	19,940,000

		369,821,344

Wyoming—0.1%
City of Green River Wyoming, RB, OCI Wyoming LP Project, AMT, VRDN, 0.40%, 2/08/10 (a)	4,600	4,600,000
Laramie County Wyoming, RB, Cheyenne Light, Fuel & Power Co. Project, Series A, AMT, VRDN, 0.28%, 2/08/10 (a)	5,000	5,000,000
Laramie County Wyoming, RB, Cheyenne Light, Fuel & Power Co. Project, Series B, AMT, VRDN, 0.28%, 2/08/10 (a)	3,500	3,500,000

		13,100,000

Total Investments
(Cost — $13,311,448,964*) — 99.7%		13,311,448,964
Other Assets Less Liabilities — 0.3%		41,363,901

Net Assets — 100.0%		$13,352,812,865

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$13,311,448,964
Level 3	—

Total	$13,311,448,964

[1]	See above Schedule of Investments for values in each state or political subdivision.

Portfolio Abbreviations

AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Notes
COP	—	Certificates of Participation
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
FLOATS	—	Floating Rate Securities
GO	—	General Obligation Bonds
HDA	—	Housing Development Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Board
IDC	—	Industrial Development Corporation
LIFERS	—	Long Inverse Floating Exempt Receipts
MERLOTS	—	Municipal Extendible Receipts
M/F	—	Multi-Family
PCR	—	Pollution Control Revenue Bonds
PUTTERS	—	Puttable Tax-Exempt Receipts
RAN	—	Revenue Anticipation Notes
RB	—	Revenue Bonds
ROCS	—	Reset Option Certificates
S/F	—	Single Family
SPEARS	—	Short Puttable Exempt Adjustable Receipts
TAN	—	Tax Anticipation Notes
TECP	—	Tax-Exempt Commercial Paper
TRAN	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010	14

Schedule of Investments January 31, 2010 (Unaudited)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee—48.7% (a)
Abbey National Treasury Services Plc, CT, 0.25%, 11/17/10 (b)	$120,000	$120,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.32%, 12/13/10 (b)	52,300	52,300,000
Banco Bilbao Vizcaya Argentina SA, NY, 0.22%, 3/30/10	200,000	200,001,582
Bank of Montreal, Chicago Branch:
0.21%, 3/23/10	47,015	47,015,000
0.19%, 4/27/10	125,000	125,000,000
0.19%, 4/28/10	147,000	147,000,000
Bank of Nova Scotia, Houston Branch:
0.30%, 4/01/10	147,000	147,000,000
0.31%, 5/04/10	140,000	140,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.23%, 3/22/10	97,280	97,280,000
0.22%, 3/30/10	100,000	100,000,000
0.22%, 3/31/10	100,000	100,000,000
0.21%, 4/06/10	100,000	100,000,000
0.21%, 4/28/10	100,000	100,001,193
Barclays Bank Plc, NY:
0.58%, 3/15/10	100,000	100,000,000
0.57%, 3/24/10	150,000	150,000,000
0.43%, 5/12/10	125,000	125,000,000
BNP Paribas, NY:
0.21%, 2/02/10	200,000	200,000,000
0.21%, 2/08/10	150,000	150,000,000
0.22%, 3/31/10	25,000	25,000,000
0.32%, 4/28/10	70,000	70,000,000
0.24%, 5/10/10	150,000	150,000,000
Canadian Imperial Bank of Commerce, NY, 0.25%, 2/08/10	400,000	400,000,000
Credit Agricole SA:
0.20%, 2/01/10	95,000	95,000,000
0.21%, 3/16/10	225,000	224,998,657
Credit Industriel ET Commercial, London:
0.38%, 2/26/10	155,000	155,001,075
0.40%, 4/16/10	100,000	100,002,053
Deutsche Bank AG, NY:
0.19%, 4/08/10	175,000	175,000,000
0.18%, 4/27/10	200,000	200,000,000
Dexia Credit Local SA, NY - GTD, 0.70%, 2/17/10 (c)	202,000	202,000,000
Intesa SanPaolo SpA, NY:
0.22%, 3/15/10	75,000	75,000,000
0.32%, 3/31/10	155,000	155,000,000
KBC Bank NV, NY, 0.33%, 2/25/10	50,000	50,000,000
Lloyds TSB Bank Plc, NY:
0.21%, 3/10/10	50,000	50,000,000
0.20%, 4/20/10	120,000	120,000,000
Rabobank Nederland NV, NY:
0.40%, 2/05/10	110,000	110,000,000
0.19%, 3/02/10	5,000	5,000,000
0.20%, 3/18/10	50,000	50,000,000
0.19%, 4/14/10	200,000	200,000,000
0.23%, 1/10/11 (b)	75,500	75,500,000
0.23%, 1/13/11 (b)	120,000	120,000,000
Royal Bank of Scotland, CT:
0.51%, 5/18/10 (b)	175,000	175,000,000
0.51%, 5/20/10 (b)	300,000	300,000,000
0.36%, 7/21/10	80,000	80,000,000
Royal Bank of Scotland, NY, 0.38%, 7/07/10	75,000	75,000,000
Societe Generale, NY:
0.26%, 7/12/10 (b)	85,000	85,000,000
0.26%, 7/23/10	110,945	110,945,000
Svenska Handlsbanken, NY, 0.31%, 4/23/10	100,000	100,002,247

Certificates of Deposit	Par (000)	Value

Yankee (a) (concluded)
Toronto-Dominion Bank, NY, 0.23%, 11/05/10 (b)	$105,000	$105,000,000
UBS AG, Stamford Branch:
0.27%, 3/15/10	255,000	255,000,000
0.27%, 3/19/10	200,000	200,000,000
UniCredito Italiano SpA, NY:
0.41%, 2/16/10	129,550	129,550,000
0.35%, 2/22/10	300,000	300,000,000
0.34%, 3/05/10	185,000	185,000,000
Westpac Banking Corp., NY (b):
0.28%, 10/19/10	79,640	79,640,000
0.29%, 10/21/10	96,410	96,410,000

Total Certificates of Deposit — 48.7%		7,284,646,807

Commercial Paper

Banco Bilbao Vizcaya Argentaria SA, London, 0.35%, 4/30/10 (d)	70,000	69,940,111
BPCE SA, 0.20%, 3/12/10	27,650	27,644,009
Cancara Asset Securitisation LLC:
0.27%, 2/11/10	31,400	31,397,645
0.27%, 2/18/10	50,000	49,993,625
Ciesco LLC:
0.20%, 4/12/10	45,000	44,982,500
0.18%, 4/14/10	50,000	49,982,000
CRC Funding LLC, 0.19%, 4/14/10	100,000	99,962,000
DnB NOR Bank ASA, 0.19%, 3/15/10	200,000	199,955,667
Galleon Capital LLC, 0.25%, 2/16/10	75,000	74,992,187
Gotham Funding Corp., 0.17%, 2/23/10	66,497	66,490,092
ING (US) Funding LLC, 0.21%, 2/23/10	50,000	49,993,583
Intesa Funding LLC, 0.19%, 3/29/10	150,000	149,955,667
JPMorgan Chase & Co., 0.25%, 7/14/10	130,000	129,852,847
KBC Financial Products International:
0.61%, 2/11/10	85,000	84,985,597
0.52%, 3/11/10	50,000	49,972,556
Lloyds TSB Bank Plc:
0.22%, 2/23/10	100,000	99,986,861
0.19%, 4/14/10	375,000	374,857,500
National Australia Funding Delaware,
0.18%, 4/05/10	150,000	149,952,750
Scaldis Capital LLC:
0.28%, 2/22/10	41,500	41,493,222
0.27%, 3/22/10	100,000	99,963,250
Societe Generale NA, Inc.:
0.46%, 2/03/10	125,000	124,996,805
0.20%, 2/26/10	110,000	109,984,722
0.24%, 4/06/10	80,000	79,965,867
0.25%, 4/12/10	115,200	115,145,120
Westpac Trust Securities, New Zealand, 0.35%, 11/05/10	132,200	132,200,000

Total Commercial Paper — 16.8%		2,508,646,183

Corporate Notes

Citibank NA - FDIC GTD, 0.30%, 9/30/10 (b)	52,000	52,000,000
Commonwealth Bank of Australia, 0.30%, 11/22/10 (b)(e)	80,000	80,000,000
Eksportfinans A/S, 0.29%, 11/09/10 (b)	74,000	74,000,000
HSBC Bank Middle East Ltd., 0.45%, 4/22/10 (b)	70,000	70,000,000
KBC Bank NV, NY, 0.99%, 3/01/10 (c)	108,000	108,000,000
Rabobank Nederland NV, 0.25%, 4/07/10 (c)(e)	201,500	201,500,000

Total Corporate Notes — 3.9%		585,500,000

1	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value

Deutsche Bank AG, 0.12%, 2/01/10	$275,000	$275,000,000

Total Time Deposits — 1.8%		275,000,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes, 0.23%, 8/05/10 (b)	112,655	112,634,198
Federal Home Loan Bank Variable Rate Notes (b):
0.68%, 2/05/10	114,760	114,760,000
0.77%, 2/26/10	119,005	119,005,000
0.10%, 7/09/10	180,640	180,624,302
0.20%, 10/08/10	113,000	112,976,792
Freddie Mac Discount Notes, 0.21%, 8/25/10 (d)	100,000	99,880,417
Freddie Mac Variable Rate Notes (b):
0.15%, 7/14/10	116,000	115,981,914
0.24%, 8/24/10	92,720	92,722,229
0.24%, 9/03/10	362,985	362,942,355
0.30%, 2/14/11	427,075	427,005,085
0.16%, 5/05/11	225,000	224,914,786

Total U.S. Government Sponsored Agency Obligations — 13.1%		1,963,447,078

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.55%, 7/01/10	187,000	186,575,354
0.31%, 7/15/10	55,000	55,101,189
0.39%, 7/15/10	231,000	230,397,199
0.47%, 7/29/10	40,000	39,907,045
0.23%, 8/26/10	100,000	99,871,250
0.31%, 8/26/10	75,000	74,869,104
0.32%, 8/26/10	78,500	78,358,504
0.32%, 9/23/10	55,000	54,884,706

Total U.S. Treasury Obligations — 5.5%		819,964,351

Repurchase Agreements

Bank of America Securities LLC, 0.25%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $80,001,667 collateralized by various Corporate/Debt Obligations, 2.313% - 8.00% due from 3/01/11 - 1/01/99, aggregate par and fair value of $83,531,474, $85,600,000, respectively)	80,000	80,000,000
Barclays Capital, Inc., 0.28%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $140,003,267 collateralized by various Corporate/Debt Obligations, 0.00% - 6.423% due from 2/01/10 - 12/20/37, aggregate par and fair value of $140,000,000, $149,800,000, respectively)	140,000	140,000,000
Citigroup Global Markets, Inc., 0.38%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $40,001,267 collateralized by various U.S. Government Sponsored Agency and Corporate/Debt Obligations, 0.00% - 5.35% due from 7/28/10 - 10/25/27, aggregate par and fair value of $44,397,302, $41,267,623, respectively)	40,000	40,000,000

Repurchase Agreements (continued)	Par (000)	Value

Citigroup Global Markets, Inc., 0.48%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $215,008,600 collateralized by various Corporate/Debt Obligations, 0.00% - 13.00% due from 11/15/10 - 1/15/68, aggregate par and fair value of $246,998,851, $229,889,445, respectively)	$215,000	$215,000,000
Citigroup Global Markets, Inc., 0.56%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $170,007,933 collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% - 6.00% due from 12/25/13 - 10/15/47, aggregate par and fair value of $170,000,000, $181,539,754, respectively)	170,000	170,000,000
Deutsche Bank Securities, Inc., 0.11%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $163,646,500 collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% - 6.13% due from 2/04/10 - 10/17/36, aggregate par and fair value of $167,178,000, $166,918,532, respectively)	163,645	163,645,000
Deutsche Bank Securities, Inc., 0.28%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $50,001,167 collateralized by various Corporate/Debt Obligations, 3.70% - 8.25% due from 10/18/11 - 6/12/77, aggregate par and fair value of $51,245,938, $53,500,001, respectively)	50,000	50,000,000
HSBC Securities (USA), Inc., 0.28%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $30,000,700 collateralized by various Corporate/Debt Obligations, 1.50% - 1.95% due from 3/15/28 - 12/15/37, aggregate par and fair value of $33,150,000, $32,101,395, respectively)	30,000	30,000,000
JPMorgan Securities, Inc., 0.28%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $100,002,333 collateralized by various Corporate/Debt Obligations, 2.35% - 6.125% due from 2/01/11 - 8/07/19, aggregate par and fair value of $102,021,000, $107,004,453, respectively)	100,000	100,000,000
Morgan Stanley & Co., Inc., 0.28%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $225,005,250 collateralized by various Corporate/Debt Obligations, 0.00% - 11.631% due from 4/15/12 - 12/20/54, aggregate par and fair value of $225,315,892, $241,088,004, respectively)	225,000	225,000,000
RBS Securities, Inc., 0.28%, 2/01/10 (Purchased on 1/29/10 to be repurchased at $130,003,033 collateralized by Freddie Mac, 5.00% - 6.50% due from 10/01/37 - 12/01/39, aggregate par and fair value of $140,242,594, $133,903,442, respectively)	130,000	130,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010	2

Schedule of Investments (concluded)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

UBS Securities LLC, 0.38%, 2/01/10
(Purchased on 1/29/10 to be
repurchased at $175,005,542
collateralized by various Corporate/Debt
Obligations, 0.00% - 10.75% due from
10/01/10 - 6/01/67, aggregate par
and fair value of $186,474,935,
$187,253,620, respectively)	$175,000	$175,000,000

Total Repurchase Agreements — 10.2%		1,518,645,000

Total Investments
(Cost — $14,955,849,419*) — 100.0%		14,955,849,419
Other Assets Less Liabilities — 0.0%		3,418,629
Net Assets — 100.0%		$14,959,268,048

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$14,955,849,419
Level 3	—

Total	$14,955,849,419

[1]	See above Schedule of Investments for values in each security type.

3	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 19, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 19, 2010